UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-22349

Capital Private Client Services Funds

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive,

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (949) 975-5000

Date of fiscal year end: October 31

Date of reporting period: January 31, 2013

Courtney R. Taylor

Capital Private Client Services Funds

6455 Irvine Center Drive

Irvine, California 92618

(Name and Address of Agent for Service)

Copies to:

Michael Glazer

Bingham McCutchen LLP

355 South Grand Avenue, Suite 4400

Los Angeles, California 90071

(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

Capital Private Client Services Funds

Capital Core Municipal Fund

Schedule of Investments

at January 31, 2013 (unaudited)

	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes - 93.29%
Alabama - 2.71%
Alabama 21st Century Auth., Rev. Ref. Bonds, Series A, 5.00%, 06/01/21	$1,230	$1,451	0.48%
Alabama Federal Aid Highway Fin. Auth., Highway Imps. Misc. Taxes Rev. Bonds, 5.00%, 09/01/23	100	123	0.04
Alabama Public School & College Auth., Sales Tax Rev. Ref. Bonds, Series A:
5.00%, 05/01/15	1,000	1,102	0.36
5.00%, 05/01/17	1,000	1,170	0.39
Courtland Ind. Dev. Board, Ind. Rev. Ref. Bonds, Series A, 5.00%, 11/01/13	2,000	2,054	0.67
Mobile Ind. Dev. Board, Ind. Imps. Rev. Bonds (Mandatory Put 03/19/15 @ 100), 5.00%, 06/01/34[1]	2,000	2,170	0.71
Univ. of Alabama, Health Care Facs. Rev. Ref. Bonds, Series A, 5.00%, 09/01/18	150	175	0.06
_______________________
		8,245	2.71
_______________________
Alaska - 0.35%
Alaska Housing Fin. Corp., Rev. Bonds, Series A, 4.00%, 06/01/40	1,000	1,053	0.35
_______________________
		1,053	0.35
_______________________
Arizona - 2.40%
Arizona Health Facs. Auth., Health Care Facs. Imps. Rev. Bonds (Mandatory Put 02/02/15 @ 100), 0.95%, 02/01/42[1]	140	140	0.05
Arizona School Facs. Board, School Imps. Certs. of Part. Lease Rev. Bonds, 5.00%, 09/01/14	200	215	0.07
Glendale Ind. Dev. Auth., College & Univ. Rev. Ref. Bonds, 5.25%, 05/15/18	1,000	1,152	0.38
Phoenix Civic Imp. Corp., Port, Airport, & Marina Rev. Ref. Bonds, Series A:
5.00%, 07/01/16	1,000	1,133	0.37
5.00%, 07/01/20	2,800	3,397	1.11
Phoenix Civic Imp. Corp., Sewer Rev. Ref. Bonds, 5.50%, 07/01/24	125	151	0.05
Phoenix Ind. Dev. Auth., Misc. Purposes Lease Rev. Bonds, 5.00%, 06/01/22	1,000	1,117	0.37
_______________________
		7,305	2.40
_______________________
California - 6.91%
Abag Fin. Auth. for Nonprofit Corps., Health Care Facs. Rev. Ref. Bonds (CA Mtg. Ins.), 4.00%, 05/15/16	1,500	1,507	0.49
Abag Fin. Auth. for Nonprofit Corps., Public Imps. Special Tax Ref. Bonds (CIFG Insured), 5.00%, 09/02/21	1,000	1,094	0.36
Anaheim Public Fncg. Auth., Energy Res. Auth. Rev. Ref. Bonds (NATL-RE Insured), 4.00%, 10/01/17	100	112	0.04
Bay Area Toll Auth., Highway Tolls Rev. Bonds (Mandatory Put 10/01/19 @ 100), 0.80%, 04/01/47[1]	1,000	1,000	0.33
Bay Area Toll Auth., Highway Tolls Rev. Ref. Bonds:
4.00%, 04/01/20	1,200	1,406	0.46
5.00%, 04/01/21	1,250	1,573	0.52
Bay Area Toll Auth., Highway Tolls Rev. Ref. Bonds, Series F, 5.00%, 04/01/22	125	142	0.05
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series A, 5.00%, 11/15/19	750	897	0.29
California Infrastructure & Econ. Dev. Bank, Misc. Rev. Ref. Bonds, Series A-1 (Mandatory Put 04/01/14 @ 100), 0.60%, 04/01/38[1]	1,250	1,253	0.41
California Infrastructure & Econ. Dev. Bank, Rev. Bonds, Series A-2 (Mandatory Put 04/01/14 @ 100), 0.60%, 04/01/38[1]	1,700	1,704	0.56
California State Public Works Board, Rev. Bonds, Series G, 5.00%, 12/01/20	1,000	1,237	0.41
City & County of San Francisco, Health Care Imps. Certs. of Part. Lease Bonds, Series A, 5.00%, 04/01/17	100	116	0.04
City of Irvine, Special Assessment Ref. Bonds, 4.00%, 09/02/17	1,215	1,354	0.44
East Bay Muni. Util. Dist., Water Rev. Ref. Bonds, Series A-1 (Mandatory Put 07/01/14 @ 100), 0.45%, 06/01/25[1]	930	930	0.30
Los Angeles Dept. of Water & Power, Energy Res. Auth. Rev. Ref. Bonds, Series A, 5.00%, 07/01/18	600	727	0.24
Los Angeles Unified School Dist., G.O. School Imps. Prop. Tax Bonds, Series I, 5.00%, 07/01/14	100	107	0.03
Northern California Gas Auth. No. 1, Natural Gas Util. Imps. Rev. Bonds, 0.836%, 07/01/19[1]	100	93	0.03
Sacramento Muni. Util. Dist., Energy Res. Auth. Rev. Bonds, Series R (NATL-RE Insured), 5.00%, 08/15/17	610	626	0.20
San Jose Redev. Agcy., Tax Allocation Rev. Ref. Bonds (NATL-RE Insured), 4.54%, 08/01/18	200	204	0.07
Santa Ana Comm. Redev. Agcy., Tax Allocation Rev. Ref. Bonds, 5.25%, 09/01/19	600	678	0.22
State of California, G.O. General Fund Ref. Bonds, 5.00%, 02/01/20	1,500	1,852	0.61
State of California, G.O. General Fund Ref. Notes (NATL-RE Insured), 5.00%, 06/01/15	100	111	0.04
State of California, G.O. Misc. Rev. Ref. Bonds, 5.00%, 09/01/19	1,300	1,602	0.52
State of California, G.O. Sales Tax Rev. Bonds, Series A, 5.25%, 07/01/21	100	123	0.04
State of California, G.O. Sales Tax Rev. Ref. Bonds, Series A, 5.00%, 07/01/20	320	391	0.13
Tuolumne Wind Project Auth., Energy Res. Auth. Imps. Rev. Bonds, Series A, 5.25%, 01/01/24	200	233	0.08
_______________________
		21,072	6.91
_______________________
Colorado - 2.74%
City & County of Denver, Port, Airport & Marina Rev. Ref. Bonds, Series A, 5.25%, 11/15/28	200	233	0.08
City & County of Denver, Port, Airport & Marina Rev. Ref. Bonds, Series A (NATL-RE FGIC Insured), 5.00%, 11/15/17	300	344	0.11
Colorado Health Facs. Auth., Health Care Facs. Rev. Ref. Bonds, 5.00%, 11/15/13	150	156	0.05
Colorado Health Facs. Auth., Health Care Facs. Rev. Ref. Bonds (Pre-refunded with U.S. Treasury Obligations to 11/15/16 @ 100), 5.125%, 11/15/17[1]	115	134	0.05
Colorado Health Facs. Auth., Health Care Facs. Rev. Ref. Bonds, Series B, 5.00%, 01/01/17	2,000	2,298	0.75
Regional Trans. Dist., Transit Imps. Cert. of Part. Lease Bonds, Series A, 5.00%, 06/01/18	1,000	1,166	0.38
State of Colorado, Cash Flow Mgmt. Misc. Rev. Notes, Series A:
2.00%, 06/27/13	2,400	2,418	0.79
2.50%, 06/27/13	1,600	1,615	0.53
_______________________
		8,364	2.74
_______________________
District of Columbia - 2.21%
Dist. of Columbia, Income Tax Secured, Rev. Ref. Bonds, Series E, 0.70%, 12/01/15[1]	1,250	1,250	0.41
Dist. of Columbia, Water Util. Imps. Rev. Bonds (Mandatory Put 06/01/15 @ 100), 0.58%, 10/01/44[1]	2,475	2,475	0.81
Metropolitan Washington Airports Auth., Port, Airport & Marina Imps. Rev. Bonds, Series A, 3.50%, 10/01/18	2,500	2,797	0.92
Washington Convention Center Auth., Hotel Occupancy Tax Rev. Bonds, Series A (AMBAC Insured), 5.00%, 10/01/15	200	220	0.07
_______________________
		6,742	2.21
_______________________

Florida - 13.03%
Citizens Prop. Insurance Corp., Cash Flow Mgmt. Misc. Rev. Bonds, Series A-1:
5.00%, 06/01/16	$635	$713	0.23%
5.00%, 06/01/20	1,100	1,300	0.43
5.25%, 06/01/17	2,100	2,421	0.79
6.00%, 06/01/16	300	346	0.11
Citizens Prop. Insurance Corp., Misc. Purposes Rev. Bonds, Series A-1, 5.00%, 06/01/19	1,500	1,761	0.58
City of Cape Coral, Water Rev. Ref. Bonds, 5.00%, 10/01/18	1,000	1,174	0.38
City of Clearwater, Water Rev. Ref. Bonds, Series B, 5.00%, 12/01/18	100	120	0.04
City of Fort Lauderdale, Water Util. Imps. Rev. Bonds (NATL-RE Insured), 4.00%, 09/01/16	100	112	0.04
City of Jacksonville, Sales Tax Rev. Ref. Bonds, 5.00%, 10/01/19	1,000	1,213	0.40
City of Tampa, Health Care Facs. Rev. Ref. Bonds:
5.00%, 11/15/16	1,200	1,372	0.45
5.00%, 11/15/17	2,000	2,342	0.77
County of Broward, Water Util. Imps. Rev. Bonds, Series A, 2.40%, 10/01/14	100	103	0.03
County of Miami-Dade, Port, Airport & Marina Imps. Rev. Bonds, Series B, 5.00%, 10/01/18	1,100	1,280	0.42
County of Miami-Dade, Water Rev. Ref. Bonds, Series C, 4.00%, 10/01/13	300	307	0.10
County of Saint Johns, Water Rev. Ref. Bonds (AGM Insured), 5.00%, 06/01/16	100	114	0.04
Florida Higher Educ. Facs. Financial Auth., College & Univ. Imps. Rev. Ref. Bonds, 5.00%, 04/01/22	1,000	1,163	0.38
Florida Housing Fin. Corp., Loc. or GTD Housing Rev. Bonds (GNMA/FNMA/FHLMC Insured), 5.00%, 07/01/28	810	868	0.28
Florida Housing Fin. Corp., Loc. or GTD Housing Rev. Bonds, Series B, 4.50%, 01/01/29	1,180	1,269	0.42
Florida Housing Fin. Corp., Loc. or GTD Housing Rev. Bonds, Series B (GNMA/FNMA/FHLMC Insured), 4.50%, 01/01/29	620	670	0.22
Florida Hurricane Catastrophe Fund Fin. Corp., Misc. Purposes Rev. Bonds, Series A:
5.00%, 07/01/14	150	160	0.05
5.00%, 07/01/15	1,435	1,583	0.52
5.00%, 07/01/16	2,100	2,380	0.78
Florida Muni. Power Agcy., Misc. Rev. Ref. Bonds, Series A, 5.00%, 10/01/20	600	730	0.24
Florida State Board of Edu., Misc. Rev. Ref. Bonds, Series E:
5.00%, 07/01/15	525	582	0.19
5.00%, 07/01/16	2,000	2,290	0.75
Florida State Dept. of Environmental Protection, Public Imps. Misc. Taxes Rev. Bonds, Series B, 5.00%, 07/01/19	1,450	1,719	0.56
Florida State Dept. of Trans., Highway Imps. Rev. Bonds, Series B, 5.00%, 07/01/14	1,000	1,066	0.35
Florida Water Pollution Control Fncg. Corp., Pollution Control Misc. Rev. Bonds, Series A:
3.00%, 01/15/14	100	103	0.03
5.00%, 01/15/20	300	362	0.12
5.00%, 01/15/23	300	354	0.12
Fort Pierce Utils. Auth., Energy Res. Auth. Rev. Ref. Bonds (AMBAC Insured), 5.00%, 10/01/14	200	206	0.07
JEA, Energy Res. Auth. Imps. Rev. Bonds, 5.50%, 10/01/29	200	213	0.07
JEA, Water Util. Imps. Rev. Bonds, Series A, 5.00%, 10/01/26	200	209	0.07
Miami-Dade County Expressway Auth., Highway Tolls Rev. Ref. Bonds (NATL-RE FGIC Insured), 5.125%, 07/01/25	1,500	1,502	0.49
Miami-Dade County Expressway Auth., Highway Tolls Rev. Ref. Bonds, Series A (Assured GTY Insured):
3.00%, 07/01/15	425	446	0.15
3.00%, 07/01/16	2,050	2,178	0.71
Miami-Dade County School Board, School Imps. Certs. of Part. Lease Bonds, Series B (AMBAC Insured), 4.00%, 11/01/15	100	108	0.04
Orlando Utils. Commission, Multiple Util. Rev. Ref. Bonds, Series C, 5.00%, 10/01/17	1,000	1,187	0.39
Orlando Utils. Commission, Water Rev. Ref. Bonds, Series B, 5.00%, 10/01/23	400	475	0.16
Orlando-Orange County Expressway Auth., Highway Tolls Rev. Ref. Bonds, Series B, 5.00%, 07/01/19	2,000	2,396	0.79
South Broward Hospital Dist., Health Care Facs. Rev. Ref. Bonds (NAT-RE Insured), 5.00%, 05/01/21	275	306	0.10
Tampa Bay Water, Water Rev. Ref. Bonds, Series B, 5.00%, 10/01/18	430	520	0.17
_______________________
		39,723	13.03
_______________________
Georgia - 3.06%
Appling County Dev. Auth., Rev. Bonds (Mandatory Put 03/01/13 @ 100), Series A, 2.50%, 01/01/38[1]	1,100	1,102	0.36
Burke County Dev. Auth., Pollution Control Res. Recovery Rev. Bonds, 7.00%, 01/01/23	300	356	0.12
City of Atlanta, Port, Airport & Marina Rev. Ref. Bonds, Series C, 5.00%, 01/01/17	1,250	1,436	0.47
DeKalb County Hospital Auth., Health Care Facs. Imps. Rev. Bonds, 5.25%, 09/01/20	2,000	2,295	0.75
DeKalb Private Hospital Auth., Health Care Facs. Rev. Ref. Bonds, 5.00%, 11/15/24	200	229	0.07
Georgia State Road & Tollway Auth., Highway Imps. Misc. Taxes Rev. Bonds, Series A, 5.00%, 06/01/18	400	478	0.16
Gwinnett County Dev. Auth., Certs. of Part. Lease Ref. Bonds (NATL-RE Insured), 5.00%, 01/01/16	100	112	0.04
Muni. Electric Auth. of Georgia, Energy Res. Auth. Rev. Ref. Bonds, Series A, 5.00%, 11/01/19	1,000	1,213	0.40
Muni. Electric Auth. of Georgia, Energy Res. Auth. Rev. Ref. Bonds, Series GG, 5.00%, 01/01/19	700	840	0.28
Muni. Electric Auth. of Georgia, Energy Res. Auth. Rev. Ref. Bonds, Sub-Series A, 5.00%, 01/01/21	500	605	0.20
Public Gas Partners Inc., Natural Gas Rev. Ref. Bonds, Series A, 5.00%, 10/01/13	100	103	0.03
Thomasville Hospital Auth., Health Care Facs. Imps. Rev. Bonds, 3.25%, 11/01/14	540	558	0.18
_______________________
		9,327	3.06
_______________________
Hawaii - 1.03%
State of Hawaii, G.O. Prop. Tax Ref. Bonds, Series DT, 5.00%, 11/01/19	600	743	0.24
State of Hawaii, G.O. Public Imps. Bonds, Series DZ, 5.00%, 12/01/19	1,250	1,550	0.51
State of Hawaii, Port, Airport & Marina Rev. Ref. Bonds, Series A, 5.00%, 07/01/22	700	846	0.28
_______________________
		3,139	1.03
_______________________
Illinois - 7.97%
Chicago Board of Edu., G.O. Prop. Tax Ref. Bonds, Series A (NATL-RE Insured), 5.00%, 12/01/16	100	108	0.03
City of Chicago, G.O. Prop. Tax Ref. Bonds, Series C, 5.00%, 01/01/21	1,545	1,859	0.61
City of Chicago, Port, Airport & Marina Imps. Rev. Bonds, Series A, 4.00%, 01/01/17	1,675	1,851	0.61
City of Chicago, Port, Airport & Marina Imps. Rev. Bonds, Series C (Assured GTY Insured), 5.25%, 01/01/22	1,000	1,191	0.39
City of Chicago, Sewer Imps. Rev. Bonds, 4.00%, 01/01/21	1,000	1,145	0.38
County of Cook, G.O. Prop. Tax Ref. Bonds, Series A, 5.25%, 11/15/22	2,000	2,398	0.79
Illinois Fin. Auth., College & Univ. Imps. Rev. Bonds, 5.00%, 10/01/22	200	221	0.07
Illinois Fin. Auth., College & Univ. Imps. Rev. Bonds, Series B-2 (Mandatory Put 02/12/15 @ 100), 1.875%, 07/01/36[1]	300	304	0.10
Illinois Fin. Auth., Health Care Facs. Imps. Rev. Bonds (Mandatory Put 07/01/14 @ 100), 4.375%, 11/15/22[1]	155	162	0.05
Illinois Fin. Auth., Health Care Facs. Rev. Ref. Bonds:
5.00%, 08/15/15	100	111	0.04
5.00%, 11/01/30	1,500	1,827	0.60
Illinois Housing Dev. Auth., Housing Rev. Ref. Bonds, Series G, 4.10%, 07/01/13	245	247	0.08
Illinois State Toll Highway Auth., Highway Imps. Rev. Bonds, Series A (AGM Insured), 5.00%, 01/01/15	1,000	1,078	0.35
Illinois State Toll Highway Auth., Highway Tolls Rev. Ref. Bonds, Series A, 5.50%, 01/01/15	1,950	2,121	0.70
Metropolitan Pier & Exposition Auth., Port, Airport & Marina Imps. Hotel Occupancy Tax Rev. Bonds (NATL-RE FGIC Insured), 5.375%, 06/01/13	100	102	0.03
Railsplitter Tobacco Settlement Auth., Public Imps. Rev. Bonds, 5.50%, 06/01/23	1,000	1,192	0.39
Regional Trans. Auth. Rev. Ref. Bonds (NATL-RE Insured), 6.00%, 06/01/20	2,000	2,492	0.82
Regional Trans. Auth., Sales Tax Rev. Ref. Bonds, Series A (AGM G.O. of Auth. Insured), 5.00%, 06/01/18	1,200	1,430	0.47
Regional Trans. Auth., Sales Tax Transit Imps. Rev. Bonds, Series A (NATL-RE FGIC Insured), 5.50%, 07/01/20	1,610	1,991	0.65
State of Illinois, G.O. Misc. Rev. Ref. Bonds, Series B, 5.25%, 01/01/21	2,000	2,337	0.77
Univ. of Illinois, Certs. of Part. Lease Rev. Ref. Bonds, Series A (AGM Insured), 5.25%, 10/01/24	100	117	0.04
_______________________
		24,284	7.97
_______________________
Indiana - 1.45%
Indiana Fin. Auth., Health Care Facs. Rev. Ref. Bonds, Series A, 5.50%, 05/01/24	100	115	0.04
Indiana Fin. Auth., Health Care Facs. Rev. Ref. Bonds, Series B, 5.00%, 02/15/20	1,400	1,547	0.51
Indiana Fin. Auth., Health Care Facs. Rev. Ref. Bonds, Series N, 5.00%, 03/01/20	1,200	1,415	0.46
Indiana Fin. Auth., Sewer Imps. Prop. Tax Bonds, Series A, 5.00%, 10/01/17	1,000	1,180	0.39
Purdue Univ., Certs. of Part. Lease Rev. Ref. Bonds, 5.00%, 07/01/15	150	166	0.05
_______________________
		4,423	1.45
_______________________
Iowa - 0.45%
Iowa Fin. Auth., Loc. or GTD Housing Rev. Bonds (GNMA/FNMA Insured), 2.15%, 02/01/43	1,000	998	0.33
Iowa Fin. Auth., Water Util. Imps. Misc. Rev. Bonds, 5.00%, 08/01/19	300	371	0.12
_______________________
		1,369	0.45
_______________________
Kentucky - 0.51%
Kentucky Higher Edu. Student Ln. Corp., Student Ln. Rev. Bonds, Series 1-Class A-1 (GTD St. Lns. Insured), 0.813%, 05/01/20[1]	585	582	0.19
Kentucky Housing Corp., St. Single Family Housing Rev. Bonds, Series B, 5.00%, 07/01/27	915	974	0.32
_______________________
		1,556	0.51
_______________________
Louisiana - 1.12%
Louisiana Office Facs. Corp., Lease Rev. Ref. Bonds, 5.00%, 03/01/16	300	336	0.11
Louisiana Public Facs. Auth., Health Care Facs. Imps. Rev. Ref. Bonds, Series B, 5.25%, 05/15/27	250	267	0.09
Louisiana Stadium & Exposition Dist., Misc. Rev. Ref. Bonds, Series A, 5.00%, 07/01/22	1,500	1,802	0.59
State of Louisiana, Highway Imps. Fuel Sales Tax Rev. Bonds, Series A-1 (Mandatory Put 06/01/13 @ 100), 0.85%, 05/01/43[1]	1,000	1,001	0.33
_______________________
		3,406	1.12
_______________________
Maryland - 0.03%
Univ. System of Maryland, College & Univ. Imps. Rev. Ref. Bonds, Series D, 3.00%, 04/01/13	100	100	0.03
_______________________
		100	0.03
_______________________
Massachusetts - 2.04%
City of Boston, G.O. Public Imps. Prop. Tax Bonds, Series A, 5.00%, 04/01/16	160	183	0.06
Massachusetts Bay Trans. Auth., Sales Tax Rev. Ref. Bonds, Series A (Pre-refunded with St. & Loc. Govt. Series to 07/01/15 @ 100), 5.00%, 07/01/25	100	111	0.04
Massachusetts Bay Trans. Auth., Sales Tax Rev. Ref. Bonds, Series C, 5.00%, 07/01/19	900	1,110	0.36
Massachusetts Dev. Fin. Agcy., College & Univ. Imps. Rev. Bonds, Series A, 5.00%, 01/01/15	1,000	1,068	0.35
Massachusetts Dev. Fin. Agcy., College & Univ. Rev. Ref. Bonds, Series B-3, 5.00%, 01/01/23	1,100	1,358	0.45
Massachusetts Health & Edu. Facs. Auth., College & Univ. Imps. Rev. Bonds, Series A, 5.00%, 12/15/25	100	121	0.04
Massachusetts Health & Edu. Facs. Auth., College & Univ. Imps. Rev. Bonds, Series O, 6.00%, 07/01/36	1,000	1,218	0.40
Massachusetts Health & Edu. Facs. Auth., Health Care Facs. Imps. Rev. Bonds, Series K (Mandatory Put 07/01/13 @ 100), 5.00%, 07/01/39[1]	100	102	0.03
Massachusetts Housing Fin. Agcy., Loc. or GTD Housing Rev. Ref. Bonds, Series A, 2.00%, 06/01/13	835	839	0.27
Massachusetts State Water Pollution Abatement, Water Rev. Ref. Bonds, 5.00%, 08/01/14	100	107	0.04
_______________________
		6,217	2.04
_______________________
Michigan - 3.81%
Detroit City School Dist., G.O. Prop. Tax Ref. Bonds, Series A, 5.00%, 05/01/19	1,400	1,637	0.54
Michigan Fin. Auth., Misc. Rev. Ref. Bonds:
5.00%, 01/01/18	2,000	2,400	0.79
5.00%, 01/01/21	700	844	0.28
Michigan State Hospital Fin. Auth., Health Care Facs. Rev. Ref. Bonds, 4.00%, 11/15/13	100	103	0.03
Michigan State Univ., College & Univ. Imps. Rev. Ref. Bonds, Series C, 5.00%, 08/15/17	1,500	1,775	0.58
Michigan Strategic Fund, Energy Res. Auth. Rev. Ref. Bonds, 5.625%, 07/01/20	1,160	1,424	0.47
State of Michigan, G.O. Misc. Rev. Ref. Bonds, Series A, 5.00%, 05/01/13	300	304	0.10
Univ. of Michigan, College & Univ. Imps. Rev. Ref. Bonds, Series A, 5.00%, 04/01/16	150	171	0.05
Univ. of Michigan, College & Univ. Imps. Rev. Ref. Bonds, Series C, 4.00%, 04/01/15	200	215	0.07
Wayne County Airport Auth., Port, Airport & Marina Imps. Rev. Bonds, Series A, 5.00%, 12/01/22	725	876	0.29
Wayne County Airport Auth., Port, Airport & Marina Rev. Ref. Bonds, Series C, 5.00%, 12/01/17	1,500	1,747	0.57
Wayne State Univ., College & Univ. Rev. Ref. Bonds (AGM Insured), 5.00%, 11/15/16	100	114	0.04
_______________________
		11,610	3.81
_______________________
Minnesota - 0.90%
Minnesota Housing Fin. Agcy., Housing Rev. Bonds (GNMA/FNMA/FHLMC COLL Insured), 4.25%, 07/01/28	860	920	0.30
Minnesota Housing Fin. Agcy., Loc. or GTD Housing Rev. Bonds, 4.00%, 07/01/40	765	813	0.27
Minnesota Housing Fin. Agcy., Loc. or GTD Housing Rev. Bonds (GNMA/FNMA Insured), 2.25%, 12/01/42	999	1,002	0.33
_______________________
		2,735	0.90
_______________________
Mississippi - 0.79%
Jackson State Univ. Educ. Building Corp., College & Univ. Imps. Lease Rev. Bonds (Mandatory Put 03/01/15 @ 100) (AGM Insured), 5.00%, 03/01/34[1]	2,220	2,403	0.79
_______________________
		2,403	0.79
_______________________
Missouri - 0.13%
I-470 & 350 Trans. Dev. Dist., Sales Tax Rev. Ref. Bonds (Radian Insured), 4.60%, 06/01/29	75	78	0.02
Lees Summit Ind. Dev. Auth., Health Care Facs. Rev. Ref. Bonds, 5.00%, 08/15/14	200	208	0.07
Missouri State Environmental Imps. & Energy Ress. Auth, Water Rev. Ref. Bonds, Series A, 5.00%, 01/01/19	100	122	0.04
_______________________
		408	0.13
_______________________
Nebraska - 0.38%
Nebraska Public Power Dist., Misc. Rev. Ref. Bonds, Series A, 4.00%, 01/01/14	1,125	1,164	0.38
_______________________
		1,164	0.38
_______________________
Nevada - 1.87%
Clark County School Dist., G.O. Public Imps. Rev. Bonds (AGM Insured), 5.50%, 06/15/15	100	112	0.04
County of Clark, Port, Airport & Marina Imps. Rev. Bonds, Series D, 5.00%, 07/01/16	325	370	0.12
County of Clark, Port, Airport & Marina Rev. Ref. Bonds, 5.00%, 07/01/17	1,400	1,612	0.53
County of Clark, Sales Tax Rev. Bonds, Series B, 4.00%, 07/01/18	2,000	2,275	0.75
Las Vegas Valley Water Dist., G.O. Water Util. Imps. Prop. Tax Bonds, Series B, 5.00%, 06/01/19	1,100	1,327	0.43
_______________________
		5,696	1.87
_______________________
New Hampshire - 0.20%
New Hampshire Health & Edu. Facs. Auth., College & Univ. Imps. Rev. Ref. Bonds, 4.00%, 01/01/22	575	622	0.20
_______________________
		622	0.20
_______________________
New Jersey - 4.12%
Garden State Preservation Trust, Sales Tax Rev. Ref. Bonds, Series A:
5.00%, 11/01/20	1,000	1,253	0.41
5.00%, 11/01/21	200	253	0.08
New Jersey Econ. Dev. Auth., Lease Rev. Ref. Bonds:
4.00%, 12/15/15	1,000	1,093	0.36
5.00%, 12/15/17	2,000	2,358	0.77
New Jersey Econ. Dev. Auth., School Imps. Rev. Bonds, 1.00%, 02/01/17[1]	1,025	1,027	0.34
New Jersey Educ. Facs. Auth., College & Univ. Imps. Rev. Ref. Bonds, Series K, 5.00%, 07/01/14	100	107	0.04
New Jersey Educ. Facs. Auth., Lease Rev. Ref. Bonds, Series A, 4.00%, 09/01/14	100	105	0.03
New Jersey Higher Edu. Assistance Auth., Student Ln. Rev. Ref. Bonds, Series 1A:
5.00%, 12/01/15	1,000	1,111	0.37
5.00%, 12/01/17	1,420	1,614	0.53
New Jersey Trans. Trust Fund Auth., Transit Imps. Misc. Rev. Bonds, Series A, 5.00%, 06/15/15	500	550	0.18
New Jersey Trans. Trust Fund Auth., Transit Imps. Rev. Bonds, Series C (Pre-refunded with St. & Loc. Govt. Series to 06/15/13 @100), 5.50%, 06/15/21	800	816	0.27
New Jersey Trans. Trust Fund Auth., Transit Rev. Ref. Bonds, Series A (AMBAC Insured), 5.50%, 12/15/15	2,000	2,268	0.74
_______________________
		12,555	4.12
_______________________
New Mexico - 0.20%
New Mexico Educ. Assistance Foundation, Rev. Bonds, Series A-2 (GTD St. Lns. Insured), 0.96%, 12/01/28[1]	610	607	0.20
_______________________
		607	0.20
_______________________
New York - 8.30%
City of New York, G.O. Prop. Tax Ref. Bonds, Series B, 5.00%, 08/01/17	2,000	2,362	0.77
City of New York, G.O. Public Imps. Prop. Tax Rev. Bonds, Series H-1, 4.00%, 03/01/17	100	113	0.04
Erie County Ind. Dev. Agcy., Lease Rev. Ref. Bonds (St. Aid Withhldg. Insured), 5.00%, 05/01/20	1,000	1,214	0.40
Long Island Power Auth., Energy Res. Auth. Rev. Ref. Bonds, Series 2010 A, 5.00%, 05/01/14	1,250	1,322	0.43
Long Island Power Auth., Energy Res. Auth. Rev. Ref. Bonds, Series F (NATL-RE Insured), 5.00%, 05/01/16	1,830	2,068	0.68
Metropolitan Trans. Auth., Misc. Rev. Ref. Bonds, Series B, 1.10%, 11/01/20[1]	2,000	2,000	0.66
Metropolitan Trans. Auth., Transit Imps. Rev. Bonds, Series D, 5.00%, 11/15/20	1,000	1,224	0.40
Metropolitan Trans. Auth., Transit Imps. Rev. Bonds, Series E, 4.00%, 11/15/19	1,500	1,724	0.57
New York City Health & Hospital Corp., Health Care Facs. Rev. Ref. Bonds, Series A, 5.00%, 02/15/17	2,000	2,297	0.75
New York City Transitional Fin. Auth. Building Aid Rev., Public Imps. Income Tax Rev. Bonds, Series S-1, 5.00%, 07/15/20	865	1,067	0.35
New York City Transitional Fin. Auth., School Imps. Misc. Rev. Bonds, Series S-5 (St. Aid Withhldg. Insured), 5.00%, 01/15/19	100	121	0.04
New York City Trust For Cultural Res. Rev. Bonds (Mandatory Put 08/01/17 @ 100), 1.35%, 01/01/36[1]	1,250	1,279	0.42
New York Muni. Bond Bank Agcy., Misc. Rev. Ref. Bonds (St. Aid Withhldg. Insured), 5.00%, 12/01/20	2,000	2,462	0.81
New York State Dormitory Auth., College and Univ. Rev. Ref. Bonds (NATL-RE FGIC Insured), 5.00%, 07/01/14	200	213	0.07
New York State Dormitory Auth., Health Care Facs. Imps. Income Tax Rev. Bonds, Series A, 5.00%, 02/15/16	500	569	0.19
New York State Dormitory Auth., Health Care Facs. Imps. Rev. Bonds, 5.00%, 02/15/13	1,150	1,152	0.38
New York State Dormitory Auth., Misc. Rev. Ref. Bonds, Series A, 5.00%, 10/01/17	1,000	1,166	0.38
Public Housing Capital Fund Trust I Rev. Bonds (HUD Ln. Insured), 4.50%, 07/01/22[2]	720	769	0.25
Tobacco Settlement Fncg. Corp., Rev. Ref. Bonds, Series A, 5.00%, 06/01/17	1,850	2,159	0.71
_______________________
		25,281	8.30
_______________________
North Carolina - 1.41%
Board of Governors of the Univ. of North Carolina, College & Univ. Imps. Rev. Ref. Bonds, Series A (NATL-RE Insured), 5.00%, 10/01/15	110	123	0.04
City of Charlotte, Rev. Ref. Bonds, Series B, 5.00%, 07/01/23	400	491	0.16
North Carolina Muni. Power Agcy. No. 1, Energy Res. Auth. Rev. Ref. Bonds, Series A, 5.25%, 01/01/20	175	204	0.07
Raleigh Durham Airport Auth., Port, Airport, & Marina Rev. Ref. Bonds, Series A, 5.00%, 05/01/19	2,500	3,029	0.99
State of North Carolina, Highway Imps. Rev. Bonds:
5.00%, 03/01/13	100	100	0.03
5.00%, 03/01/17	300	351	0.12
_______________________
		4,298	1.41
_______________________
North Dakota - 0.21%
North Dakota Housing Fin. Agcy., Loc. or GTD Housing Rev. Bonds, 3.75%, 07/01/42	600	645	0.21
_______________________
		645	0.21
_______________________
Ohio - 4.60%
City of Cleveland Airport System Rev., Port, Airport & Marina Imps. Rev. Bonds, Series C (AGM Insured), 5.00%, 01/01/17	1,250	1,421	0.47
City of Cleveland, Airport System, Port, Airport, & Marina Rev. Ref. Bonds, Series A, 5.00%, 01/01/25	1,000	1,157	0.38
County of Allen, Lease Rev. Ref. Bonds, Series B:
5.00%, 09/01/18	1,000	1,191	0.39
5.00%, 09/01/19	2,000	2,419	0.79
5.00%, 09/01/20	1,030	1,249	0.41
Miami University/Oxford, College & Univ. Imps. Rev. Bonds, 4.00%, 09/01/19	700	806	0.26
Ohio Air Quality Dev. Auth., Ind. Rev. Ref. Bonds, Series C, 5.625%, 06/01/18	1,000	1,173	0.39
Ohio Air Quality Dev. Auth., Ind. Rev. Ref. Bonds (Mandatory Put 06/01/16 @ 100), 5.75%, 06/01/33[1]	1,000	1,120	0.37
Ohio Air Quality Dev. Auth., Res. Recovery Imps. Rev. Bonds, Series A, 5.70%, 08/01/20	1,000	1,205	0.40
Ohio State Building Auth., Rev. Ref. Bonds, Series A, 5.00%, 10/01/17	1,500	1,780	0.58
Ohio State Turnpike Commission, Highway Tolls Rev. Ref. Bonds, Series A, 5.00%, 02/15/13	500	501	0.16
_______________________
		14,022	4.60
_______________________
Oklahoma - 0.07%
Oklahoma Dev. Fin. Auth., Health Care Facs. Rev. Ref. Bonds, 5.00%, 08/15/24	200	224	0.07
_______________________
		224	0.07
_______________________
Pennsylvania - 3.11%
City of Philadelphia, Water Rev. Ref. Bonds, Series A, 5.00%, 06/15/15	3,000	3,301	1.09
Pennsylvania Higher Educ. Facs. Auth., Health Care Facs. Rev. Ref. Bonds, Series A (AMBAC Insured), 5.00%, 08/15/15	200	220	0.07
Pennsylvania Intergovernmental Cooperation Auth., Special Tax Rev. Ref. Bonds, 5.00%, 06/15/17	1,500	1,766	0.58
Pennsylvania State Univ., College & Univ. Imps. Rev. Bonds, Series A, 5.00%, 03/01/14	200	210	0.07
Pennsylvania Turnpike Commission, Highway Tolls Rev. Bonds, Series A, 0.78%, 12/01/18[1]	1,500	1,500	0.49
Philadelphia School Dist., G.O. School Imps. Prop. Tax Rev. Bonds, Series A (St. Aid Withhldg. Insured), 5.00%, 06/01/15	1,745	1,915	0.63
Univ. of Pittsburgh, College & Univ. Imps. Rev. Ref. Bonds (Mandatory Put 09/15/13 @ 100), 5.50%, 09/15/31[1]	300	310	0.10
Univ. of Pittsburgh, College & Univ. Imps. Rev. Ref. Bonds, Series B, 5.25%, 09/15/24	200	242	0.08
_______________________
		9,464	3.11
_______________________
Puerto Rico - 0.03%
Puerto Rico Electric Power Auth., Energy Res. Auth. Rev. Ref. Bonds, Series JJ (NATL-RE Insured), 5.25%, 07/01/13	100	101	0.03
_______________________
		101	0.03
_______________________
South Carolina - 1.51%
South Carolina Jobs-Econ. Dev. Auth., Health Care Facs. Rev. Ref. Bonds:
5.00%, 08/01/18	1,025	1,178	0.39
5.00%, 11/01/20	500	595	0.19
South Carolina State Housing Fin. & Dev. Auth., Loc. or GTD Housing Rev. Bonds, Series 1 (GNMA/FNMA/FHLMC Insured), 4.50%, 07/01/30	1,150	1,241	0.41
South Carolina State Public Service Auth., Energy Res. Auth. Imps. Rev. Ref. Bonds, Series B, 5.00%, 01/01/16	1,300	1,465	0.48
South Carolina Trans. Infrastructure Bank, Transit Rev. Ref. Bonds, Series A, 5.00%, 10/01/14	100	108	0.04
_______________________
		4,587	1.51
_______________________

Tennessee - 1.55%
City of Memphis, Energy Res. Auth. Rev. Ref. Bonds:
5.00%, 12/01/14	$125	$136	0.04%
5.00%, 12/01/18	100	122	0.04
Metropolitan Govt. Nashville & Davidson County Health & Educ. Facs. Board, College & Univ. Imps. Rev. Ref. Bonds, Series B (Mandatory Put 10/01/17 @ 100), 0.70%, 10/01/38[1]	1,400	1,400	0.46
Tennessee Housing Dev. Agcy., Loc. or GTD Housing Rev. Bonds:
4.00%, 07/01/38	1,000	1,095	0.36
4.50%, 07/01/37	970	1,063	0.35
Tennessee Housing Dev. Agcy., Loc. or GTD Housing Rev. Bonds, Series A-1, 5.00%, 01/01/27	845	905	0.30
_______________________
		4,721	1.55
_______________________
Texas - 7.18%
City of Houston, Port, Airport & Marina Rev. Ref. Bonds, Series B, 5.00%, 07/01/23	1,000	1,208	0.40
City of Houston, Port, Airport & Marina Rev. Ref. Bonds, Series B (NATL-RE FGIC Insured), 5.00%, 07/01/25	150	171	0.06
City of Houston, Util. System Rev. Bonds (Mandatory Put 06/01/17 @ 100), 0.85%, 05/15/34[1]	1,400	1,405	0.46
City of Houston, Water Rev. Ref. Bonds, Series C, 5.00%, 11/15/18	1,500	1,826	0.60
City of San Antonio, Water Rev. Bonds, 3.00%, 05/15/13	100	101	0.03
County of Dallas, G.O. Public Imps. Prop. Tax Rev. Bonds, 5.00%, 08/15/16	100	115	0.04
County of Harris, Highway Imps. Rev. Ref. Bonds, Series B-1 (NATL-RE FGIC Insured), 5.00%, 08/15/16	100	107	0.04
Dallas Area Rapid Transit, Sales Tax Rev. Ref. Bonds, Series A:
3.00%, 12/01/17	1,695	1,867	0.61
4.00%, 12/01/16	955	1,075	0.35
Dallas-Fort Worth Intl. Airport Facs. Imp. Corp., Port, Airport & Marina Rev. Ref. Bonds, Series A, 5.00%, 11/01/23	100	113	0.04
Dallas-Fort Worth Intl. Airport Facs. Imp. Corp., Port, Airport & Marina Rev. Ref. Bonds, Series B, 5.00%, 11/01/20	900	1,090	0.36
Dallas-Fort Worth Intl. Port, Airport & Marina Rev. Ref. Bonds, Series G, 5.00%, 11/01/25	1,000	1,174	0.38
Harris County Cultural Educ. Facs. Fin. Corp., Energy Res. Auth. Imps. Rev. Bonds:
5.00%, 11/15/17	445	530	0.17
5.00%, 11/15/18	275	334	0.11
Harris County Health Facs. Dev. Corp., Health Care Facs. Imps. Rev. Ref. Bonds, Series A-4 (AGM Insured), 0.43%, 07/01/31[1]	275	275	0.09
Houston Comm. College System, College & Univ. Imps. Rev. Ref. Bonds (AGM Insured), 5.25%, 04/15/15	100	110	0.04
North Texas Tollway Auth., Highway Imps. Rev. Bonds, Series A (Escrowed to Maturity) (AGM Insured), 5.00%, 01/01/15	100	109	0.04
North Texas Tollway Auth., Highway Tolls Rev. Ref. Bonds, Series B, 5.00%, 01/01/22	1,000	1,216	0.40
North Texas Tollway Auth., Highway Tolls Rev. Ref. Bonds, Series C (Mandatory Put 01/01/19 @ 100), 1.95%, 01/01/38[1]	1,200	1,236	0.41
North Texas Tollway Auth., Misc. Rev. Ref. Bonds, Series A:
6.00%, 01/01/19	100	120	0.04
6.00%, 01/01/21	100	120	0.04
Olmos Park Higher Edu. Facs. Corp., College & Univ. Imps. Rev. Ref. Bonds, 5.00%, 12/01/19	880	1,050	0.34
Plano Independent School Dist., G.O. School Imps. Prop. Tax Bonds, Series A, 5.00%, 02/15/13	100	100	0.03
State of Texas, Cash Flow Mgmt. Misc. Rev. Notes, 2.50%, 08/30/13	2,000	2,027	0.66
State of Texas, G.O. Highway Imps. Rev. Bonds, Series A, 5.00%, 04/01/13	100	101	0.03
State of Texas, G.O. Water Util. Imps. Bonds, Series A, 3.00%, 08/01/14	100	104	0.03
Tarrant County Cultural Educ. Facs. Fin. Corp., Health Care Facs. Rev. Ref. Bonds:
5.00%, 02/15/14	100	105	0.03
5.00%, 08/15/23	350	390	0.13
Texas Public Fin. Auth., Unemployment & Welfare Fndg. Misc. Rev. Bonds, Series A, 5.00%, 01/01/16	1,500	1,692	0.56
Texas Tech Univ., College & Univ. Imps. Rev. Ref. Bonds, Series A, 5.00%, 08/15/25	900	1,085	0.36
Texas Water Dev. Board, Water Util. Imps. Rev. Bonds, Series B, 5.25%, 07/15/22	600	706	0.23
Univ. of Texas System, College & Univ. Imps. Rev. Ref. Bonds, Series B (Pre-refunded with St. & Loc. Govt. Series to 08/15/13 @ 100), 5.375%, 08/15/14	100	103	0.03
Univ. of Texas System, College & Univ. Imps. Rev. Ref. Bonds, Series D, 5.00%, 08/15/14	100	107	0.04
_______________________
		21,872	7.18
_______________________
Utah - 0.10%
Intermountain Power Agcy., Energy Res. Auth. Rev. Ref. Bonds, Series A:
5.00%, 07/01/14	100	107	0.03
5.00%, 07/01/16	200	213	0.07
_______________________
		320	0.10
_______________________
Virginia - 0.48%
City of Chesapeake, Chesapeake Expressway Toll Road Rev., Highway Tolls Rev. Ref. Bonds, Series A, 4.00%, 07/15/19	750	824	0.27
County of Fairfax, G.O. Prop. Tax Rev. Ref. Bonds, Series C (St. Aid Withhldg. Insured), 5.00%, 10/01/17	200	240	0.08
Fairfax County Econ. Dev. Auth., Health Care Facs. Rev. Ref. Bonds, 4.20%, 10/01/15	275	293	0.10
Virginia Ress. Auth., Misc. Rev. Ref. Bonds, Series A, 4.00%, 10/01/13	100	103	0.03
_______________________
		1,460	0.48
_______________________
Washington - 3.41%
City of Seattle, Energy Res. Auth. Imps. Rev. Ref. Bonds, Series B, 5.00%, 02/01/15	2,000	2,182	0.71
Energy Northwest, Energy Res. Auth. Imps. Rev. Bonds, Series C, 5.00%, 07/01/22	100	114	0.04
Energy Northwest, Energy Res. Auth. Rev. Ref. Bonds, Series A:
5.00%, 07/01/15	500	555	0.18
5.00%, 07/01/17	1,000	1,183	0.39
Energy Northwest, Energy Res. Auth. Rev. Ref. Bonds, Series C, 5.00%, 07/01/17	1,650	1,951	0.64
Grays Harbor County Public Util. Dist. No. 1, Energy Res. Auth. Rev. Ref. Bonds (NATL-RE FGIC Insured), 5.00%, 07/01/20	155	173	0.06
Port of Seattle, Port, Airport & Marina Imps. Rev. Bonds, 5.00%, 06/01/16	1,500	1,704	0.56
Port of Seattle, Port, Airport & Marina Imps. Rev. Bonds, Series A-1, 5.25%, 05/01/27	100	117	0.04
State of Washington, G.O. Highway Imps. Fuel Sales Tax Rev. Bonds, Series E, (NATL-RE Insured), 5.00%, 01/01/14	100	105	0.03
Washington Health Care Facs. Auth., Health Care Facs. Imps. Rev. Bonds, Series B (Mandatory Put 10/01/21 @ 100), 5.00%, 10/01/42[1]	800	980	0.32
Washington Health Care Facs. Auth., Health Care Facs. Rev. Ref. Bonds, 5.00%, 10/01/20	1,100	1,335	0.44
_______________________
		10,399	3.41
_______________________
Wisconsin - 0.92%
County of Milwaukee, Port, Airport & Marina Imps. Rev. Bonds, Series A, 5.00%, 12/01/18	1,145	1,340	0.44
Wisconsin Health & Educ. Facs. Auth., Health Care Facs. Rev. Ref. Bonds, 4.20%, 08/15/18	100	115	0.04
Wisconsin Health & Educ. Facs. Auth., Health Care Facs. Rev. Ref. Bonds, Series A, 5.00%, 10/15/17	1,200	1,364	0.44
_______________________
		2,819	0.92
_______________________
Total bonds & notes (cost: $271,236,621)		284,338	93.29
_______________________

Short-term securities - 5.98%
Athens-Clarke County Unified Govt. Dev. Auth., Univ. & College Imps. Rev. Bonds, Series B, 0.11%, 07/01/35[1]	900	900	0.30
Chicago Board of Edu., G.O. Prop. Tax Ref. Bonds, Series B, 0.12%, 03/01/31[1]	200	200	0.07
City of Chicago, G.O. Prop. Tax Rev. Ref. Bonds, Series F, 0.12%, 01/01/42[1]	800	800	0.26
Commonwealth of Massachusetts, G.O. Public Imps. Prop. Tax Bonds, Series B, 0.12%, 03/01/26[1]	6,300	6,300	2.07
Connecticut State Health & Educ. Fac. Auth., Univ. & College Imps. Rev. Bonds, Series Y-3, 0.08%, 07/01/35[1]	650	650	0.21
County of Montgomery, G.O. Prop. Tax Ref. Bonds, 0.10%, 06/01/26[1]	100	100	0.03
Indiana Dev. Fin. Auth., Res. Recovery Imps. Rev. Bonds, 0.12%, 11/01/35[1]	1,500	1,500	0.49
Iowa Fin. Auth., Health Care Facs. Imps. Rev. Bonds, Series A, 0.12%, 02/15/35[1]	800	800	0.26
Massachusetts Health & Educ. Facs. Auth., Health Care Facs. Imps. Rev. Bonds, Series G, 0.09%, 07/01/26[1]	350	350	0.12
Mississippi Business Fin. Corp., Ind. Imps. Rev. Bonds, Series A, 0.12%, 12/01/30[1]	4,000	4,000	1.31
Montgomery County Public Building Auth., Public Imps. Misc. Rev. Bonds, 0.19%, 07/01/38[1]	865	865	0.29
New York State Dormitory Auth., Misc. Purposes Lease Rev. Bonds, 0.11%, 07/01/31[1]	250	250	0.08
Virginia College Building Auth., Univ. & College Imps. Misc. Rev. Bonds, Series C, 0.11%, 02/01/26[1]	1,500	1,500	0.49
_______________________
Total Short-term securities (cost: $18,215,000)		18,215	5.98
_______________________
Total investment securities (cost: $289,451,621)		302,553	99.27
Other assets less liabilities		2,221	0.73
_______________________
Net assets		$304,774	100.00%

1			Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.
2			Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2013, the aggregate market value of these securities amounted to $768,595, representing 0.25% of net assets.

Key to abbreviations
Agcy.	= Agency
AGM	= Assured Guaranty Municipal Corporation
AMBAC	= American Municipal Bond Assurance Corporation
Auth.	= Authority
CA Mtg. Ins.	= California Mortgage Insurance
Certs. of Part.	= Certificates of Participation
CIFG	= CDC IXIS Financial Guaranty
COLL	= Collateral
Comm.	= Community
Corp.	= Corporation
Corps.	= Corporations
Dept.	= Department
Dev.	= Development
Dist.	= District
Econ.	= Economic
Edu.	= Education
Educ.	= Educational
Facs.	= Facilities
FGIC	= Financial Guaranty Insurance Company
FHLMC	= Federal Home Loan Mortgage Corporation
Fin.	= Finance
Fncg.	= Financing
Fndg.	= Funding
FNMA	= Federal National Mortgage Association
GNMA	= Government National Mortgage Association
G.O.	= General Obligation
Govt.	= Government
GTD	= Guaranteed
GTY	= Guaranty
HUD	= Housing and Urban Development
Imp.	= Improvement
Imps.	= Improvements
Inc.	= Incorporated
Ind.	= Industrial
Intl.	= International
Ln.	= Loan
Lns.	= Loans
Loc.	= Local
Mgmt.	= Management
Misc.	= Miscellaneous
Muni.	= Municipal
NATL-RE	= National Reinsurance
No.	= Number
Prop.	= Property
Redev.	= Redevelopment
Ref.	= Refunding
Res.	= Resource
Ress.	= Resources
Rev.	= Revenue
St.	= State
Trans.	= Transportation
Univ.	= University
Util.	= Utility
Utils.	= Utilities
Withhldg.	= Withholding

Capital Short-Term Municipal Fund

Schedule of Investments

at January 31, 2013 (unaudited)

	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes - 96.51%
Alabama - 1.82%
Alabama Public School & College Auth., Sales Tax Rev. Ref. Bonds, Series A, 5.00%, 05/01/15	$1,000	$1,102	0.92%
Mobile Ind. Dev. Board, Ind. Imps. Rev. Bonds (Mandatory Put 03/19/15 @ 100), 5.00%, 06/01/34[1]	1,000	1,085	0.90
_______________________
		2,187	1.82
_______________________
Arizona - 1.29%
Arizona School Facs. Board, Certs of Part. Lease Ref. Bonds, Series A-1 (NATL-RE FGIC Insured), 5.00%, 09/01/15	365	406	0.34
Arizona School Facs. Board, School Imps. Certs. of Part. Lease Rev. Bonds, 5.00%, 09/01/14	200	215	0.18
Phoenix Civic Imp. Corp, Sewer Rev. Ref. Bonds, 5.00%, 07/01/17	250	296	0.25
Salt River Project Agricultural Imps. & Power Dist., Energy Res. Auth. Rev. Ref. Bonds, Series A, 4.00%, 12/01/17	550	633	0.52
_______________________
		1,550	1.29
_______________________
California - 6.65%
Bay Area Toll Auth., Highway Tolls Rev. Ref. Bonds, 4.00%, 04/01/22	500	587	0.49
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series A, 4.00%, 11/15/13	450	463	0.38
California Infrastructure & Econ. Dev. Bank, Misc. Rev. Ref. Bonds, Series A-1 (Mandatory Put 04/01/14 @ 100), 0.60%, 04/01/38[1]	1,000	1,002	0.83
California Infrastructure & Econ. Dev. Bank, Rev. Bonds, Series A-2 (Mandatory Put 04/01/14 @ 100), 0.60%, 04/01/38[1]	1,000	1,002	0.83
California State Dept. of Water Ress., Energy Res. Auth. Rev. Ref. Bonds, Series N, 5.00%, 05/01/18	1,000	1,207	1.00
California State Public Works Board, Rev. Bonds, Series G, 4.00%, 12/01/16	600	673	0.56
East Bay Muni. Util. Dist., Water Rev. Ref. Bonds, Series A-1 (Mandatory Put 07/01/14 @ 100), 0.45%, 06/01/25[1]	465	465	0.39
Los Angeles Dept. of Water & Power, Energy Res. Auth. Rev. Ref. Bonds, Series A, 5.00%, 07/01/15	300	333	0.28
Sacramento County Sanitation Dist. Fncg. Auth., Sewer Rev. Ref. Bonds, 5.00%, 12/01/14	450	489	0.41
Sacramento Muni. Util. Dist., Energy Res. Auth. Rev. Bonds, Series R (NATL-RE Insured), 5.00%, 08/15/17	185	190	0.16
Sacramento Muni. Util. Dist., Energy Res. Auth. Rev. Bonds, Series R (Pre-refunded with St. & Loc. Govt. Series to 08/15/2013 @ 100), (NATL-RE Insured), 5.00%, 08/15/17	415	426	0.35
State of California, G.O. Public Imps. Misc. Rev. Bonds, 4.00%, 09/01/18	1,000	1,161	0.97
_______________________
		7,998	6.65
_______________________
Colorado - 6.87%
City & County of Denver, Port, Airport & Marina Imps. Rev. Bonds, Series C, 5.00%, 11/15/16	400	462	0.39
Colorado Health Facs. Auth., Health Care Facs. Rev. Ref. Bonds, Series B (Mandatory Put 11/11/14 @ 100), 5.00%, 07/01/39[1]	1,000	1,080	0.90
Colorado Health Facs. Auth., Health Care Facs. Rev. Ref. Bonds, Series B, 5.00%, 01/01/15	1,000	1,084	0.90
Colorado Health Facs. Auth., Health Care Facs. Rev. Ref. Bonds, Series C-2 (Mandatory Put 11/12/15 @ 100), 4.00%, 10/01/40[1]	500	545	0.45
Regional Trans. Dist., Transit Imps. Certs of Part. Lease Rev. Bonds, Series A, 5.00%, 06/01/14	1,000	1,055	0.88
State of Colorado, Cash Flow Mgmt. Misc. Rev. Notes, Series A:
2.00%, 06/27/13	2,400	2,418	2.01
2.50%, 06/27/13	1,600	1,616	1.34
_______________________
		8,260	6.87
_______________________
Connecticut - 0.39%
State of Connecticut, G.O. Public Imps. Prop. Tax Bonds, Series A, 5.00%, 04/01/15	425	467	0.39
_______________________
		467	0.39
_______________________
District of Columbia - 3.75%
Dist. of Columbia Housing Fin. Agcy., Loc. or GTD Housing Rev. Bonds (AGM HUD Ln. Insured), 5.00%, 07/01/16	100	108	0.09
Dist. of Columbia, Income Tax Secured, Rev. Ref. Bonds, Series E, 0.70%, 12/01/15[1]	1,000	1,000	0.83
Dist. of Columbia, Water Util. Imps. Rev. Bonds (Mandatory Put 06/01/15 @ 100), 0.58%, 10/01/44[1]	2,100	2,100	1.75
Metropolitan Washington Airports Auth., Port, Airport & Marina Imps. Rev. Bonds, Series A, 4.00%, 10/01/15	1,100	1,196	0.99
Metropolitan Washington Airports Auth., Port, Airport & Marina Imps. Rev. Ref. Bonds, Series B, 3.00%, 10/01/13	100	102	0.09
_______________________
		4,506	3.75
_______________________
Florida - 10.75%
Citizens Prop. Insurance Corp., Cash Flow Mgmt. Misc. Rev. Bonds, Series A-1, 5.00%, 06/01/16	1,790	2,009	1.67
City of Cape Coral, Water Rev. Ref. Bonds, 3.00%, 10/01/17	600	637	0.53
City of Lakeland, Energy Res. Auth. Rev. Ref. Bonds, 1.20%, 10/01/14[1]	600	606	0.50
City of Tampa, Health Care Facs. Rev. Ref. Bonds, 5.00%, 11/15/15	750	836	0.69
City of Tampa, Sewer Imps. Prop. Tax Bonds, 4.00%, 10/01/15	225	246	0.20
City of Tampa, Water Rev. Ref. Bonds, Series A:
5.00%, 10/01/16	1,250	1,443	1.20
5.00%, 10/01/17	450	534	0.44
County of Miami-Dade, School Board Certs. of Part. Lease Rev. Ref. Bonds, Series A (Mandatory Put 05/01/14 @ 100), 5.00%, 05/01/31[1]	1,000	1,053	0.88
Florida Housing Fin. Corp., Loc. or GTD Housing Rev. Bonds, Series A (GNMA/FNMA COLL Insured), 4.50%, 07/01/29	580	628	0.52
Florida Housing Fin. Corp., Loc. or GTD Housing Rev. Bonds, Series B (GNMA/FNMA/FHLMC Insured), 4.50%, 01/01/29	335	362	0.30
Florida Hurricane Catastrophe Fund Fin. Corp., Misc. Purposes Rev. Bonds, Series A:
5.00%, 07/01/15	1,450	1,599	1.33
5.00%, 07/01/16	190	215	0.18
Florida Muni. Power Agcy., Misc. Rev. Ref. Bonds, Series A, 4.00%, 10/01/17	300	338	0.28
Florida State Board of Edu., Misc. Rev. Ref. Bonds, Series E, 5.00%, 07/01/15	550	609	0.51
Florida State Dept. of Trans., Highway Imps. Rev. Bonds, Series B, 5.00%, 07/01/14	1,000	1,066	0.89
Florida Water Pollution Control Fncg. Corp., Pollution Control Misc. Rev. Bonds, Series A, 3.00%, 01/15/14	100	103	0.09
JEA, Energy Res. Auth. Imps. Rev. Bonds, Sub-Series A, 3.00%, 10/01/14	100	103	0.09
Orlando Utils. Commission, Energy Res. Auth. Rev. Ref. Bonds, Series C, 5.00%, 10/01/14	500	539	0.45
_______________________
		12,926	10.75
_______________________
Georgia - 0.66%
City of Atlanta, Port, Airport & Marina Rev. Ref. Bonds, Series A, 5.00%, 01/01/17	500	575	0.48
Thomasville Hospital Auth., Heath Care Facs. Imps. Rev. Ref. Bonds, 3.00%, 11/01/13	210	213	0.18
_______________________
		788	0.66
_______________________
Guam - 0.56%
Territory of Guam, Cash Flow Mgmt., Misc. Rev. Bonds, Series A, 5.00%, 01/01/17	600	676	0.56
_______________________
		676	0.56
_______________________
Hawaii - 1.09%
State of Hawaii, G.O. Prop. Tax Ref. Bonds, Series DT, 5.00%, 11/01/14	100	108	0.09
State of Hawaii, G.O. Public Imps. Bonds, Series DZ, 5.00%, 12/01/17	1,000	1,198	1.00
_______________________
		1,306	1.09
_______________________
Illinois - 8.80%
City of Chicago, Port, Airport & Marina Imps. Rev. Bonds, Series A, 4.00%, 01/01/16	1,000	1,087	0.90
City of Chicago, Port, Airport & Marina Rev. Ref. Notes, Series B (Mandatory Put 01/01/15 @ 100), 5.00%, 01/01/34[1]	450	484	0.40
City of Chicago, Sewer Imps. Rev. Bonds, 3.00%, 01/01/17	325	350	0.29
Greater Chicago Metropolitan Water Reclamation Dist., G.O. Sewer Imps. Prop. Tax Bonds, Series B, 5.00%, 12/01/17	300	359	0.30
Illinois Fin. Auth., Health Care Facs. Rev. Ref. Bonds, 5.00%, 08/15/15	1,345	1,495	1.24
Illinois Fin. Auth., Health Care Facs. Rev. Ref. Bonds, Series A-1 (Mandatory Put 15/01/20 @ 100), 5.00%, 11/01/30[1]	1,000	1,218	1.01
Illinois State Toll Highway Auth., Highway Imps. Rev. Bonds, Series A (AGM Insured), 5.00%, 01/01/14	1,000	1,040	0.87
Illinois State Toll Highway Auth., Highway Tolls Rev. Ref. Bonds, Series A, 5.50%, 01/01/15	700	761	0.63
Regional Trans. Auth., Sales Tax Rev. Ref. Bonds (AGM G.O. of Auth. Insured), 5.75%, 06/01/13	100	102	0.09
Regional Trans. Auth., Sales Tax Rev. Ref. Bonds, Series A (AGM G.O. of Auth. Insured), 5.00%, 06/01/15	1,000	1,099	0.91
Regional Trans. Auth., Sales Tax Transit Imps. Rev. Bonds (NATL-RE G.O. of Auth. Insured), 6.25%, 07/01/15	1,000	1,129	0.94
State of Illinois, Sales Tax Rev. Ref. Bonds, 5.00%, 06/15/14	1,375	1,463	1.22
_______________________
		10,587	8.80
_______________________
Indiana - 0.96%
Indiana Fin. Auth., Health Care Facs. Rev. Ref. Bonds, Series N, 5.00%, 03/01/16	600	670	0.56
Purdue Univ., College & Univ. Rev. Ref. Bonds, Series C, 5.00%, 07/01/17	405	480	0.40
_______________________
		1,150	0.96
_______________________

Kentucky - 1.73%
Kentucky Higher Edu. Student Ln. Corp., Student Ln. Rev. Bonds, Series 1-Class A-1 (GTD St. Lns. Insured), 0.813%, 05/01/20[1]	$650	$647	0.54%
Kentucky Housing Corp., St. Single Family Housing Rev. Bonds, Series B, 5.00%, 07/01/27	325	346	0.29
Kentucky State Prop. & Building Commission, Lease Rev. Ref. Bonds, Series A, 4.00%, 08/01/15	1,000	1,084	0.90
_______________________
		2,077	1.73
_______________________
Louisiana - 1.93%
Louisiana Housing Fin. Agcy., Loc. or GTD Housing Rev. Bonds (GNMA/FNMA COLL Insured), 4.60%, 12/01/28	1,605	1,720	1.43
Louisiana Office Facs. Corp., Lease Ref. Rev. Bonds, 5.00%, 03/01/14	100	105	0.09
State of Louisiana, Highway Imps. Fuel Sales Tax Rev. Bonds, Series A-1 (Mandatory Put 06/01/13 @ 100), 0.85%, 05/01/43[1]	500	500	0.41
_______________________
		2,325	1.93
_______________________
Massachusetts - 1.59%
Commonwealth of Massachusetts, G.O. Misc. Taxes Ref. Bonds, Series A, 5.00%, 09/01/14	100	108	0.09
Massachusetts Dev. Fin. Agcy., Health Care Facs. Imps. Rev. Bonds, Series K-6, 5.00%, 07/01/16	600	685	0.57
Massachusetts Dev. Fin. Agcy., Health Care Facs. Rev. Ref. Bonds, Series H, 5.00%, 07/01/17	600	671	0.56
Massachusetts Health & Educ. Facs. Auth., College & Univ. Imps. Rev. Ref. Bonds, Series A, 5.00%, 11/15/14	100	109	0.09
Massachusetts Housing Fin. Agcy., Loc. or GTD Housing Rev. Ref. Bonds, Series A, 2.00%, 06/01/13	235	236	0.19
Massachusetts State Water Pollution Abatement, Pollution Control Water Rev. Bonds, Series 14, 5.00%, 08/01/14	100	107	0.09
_______________________
		1,916	1.59
_______________________
Michigan - 2.61%
Detroit City School Dist, G.O. Prop. Tax Ref. Bonds, Series A, 5.00%, 05/01/18	1,000	1,159	0.96
Michigan State Hospital Fin. Auth., Health Care Facs. Imps. Rev. Bonds (Mandatory Put 08/01/14 @ 100), 2.00%, 11/15/33[1]	500	511	0.43
Michigan State Univ., College & Univ. Rev. Ref. Bonds, Series C, 5.00%, 08/15/15	1,000	1,113	0.93
Wayne County Airport Auth., Port, Airport & Marina Imps. Rev. Bonds, Series A, 5.00%, 12/01/18	300	354	0.29
_______________________
		3,137	2.61
_______________________
Minnesota - 0.92%
Minnesota Housing Fin. Agcy., Loc. or GTD Housing Rev. Bonds, 4.00%, 07/01/40	380	404	0.34
Univ. of Minnesota, College & Univ. Imps. Rev. Bonds, Series A, 5.00%, 12/01/16	600	699	0.58
_______________________
		1,103	0.92
_______________________

Missouri - 0.60%
Missouri Housing Dev. Commission, Loc. or GTD Housing Rev. Bonds, (GNMA/FNMA/FHLMC Insured), 4.25%, 11/01/30	$675	$725	0.60%
_______________________
		725	0.60
_______________________
Nevada - 2.05%
County of Clark, Port, Airport & Marina Imps. Rev. Bonds, Series D, 5.00%, 07/01/16	300	341	0.28
Nevada System of Higher Edu., College & Univ. Imps. Rev. Ref. Bonds, Series B (AMBAC Insured), 5.00%, 07/01/14	2,000	2,129	1.77
_______________________
		2,470	2.05
_______________________
New Hampshire - 0.59%
New Hampshire State Turnpike System, Highway Tolls Rev. Ref. Bonds, Series B, 5.00%, 02/01/18	600	710	0.59
_______________________
		710	0.59
_______________________
New Jersey - 6.24%
Garden State Preservation Trust, Sales Tax Rev. Ref. Bonds, Series A, 5.00%, 11/01/18	550	671	0.56
New Jersey Econ. Dev. Auth., Misc. Rev. Ref. Bonds, Series DD-1, 5.00%, 12/15/16	1,000	1,152	0.96
New Jersey Econ. Dev. Auth., School Imps. Misc. Rev. Bonds, 0.68%, 02/01/15[1]	525	525	0.44
New Jersey Econ. Dev. Auth., School Imps. Rev. Bonds, 1.00%, 02/01/17[1]	1,000	1,002	0.83
New Jersey Educ. Facs. Auth., College & Univ. Imps. Rev. Ref. Bonds, Series K, 5.00%, 07/01/14	100	107	0.09
New Jersey Health Care Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, 4.00%, 07/01/14	500	520	0.43
New Jersey Higher Edu. Assistance Auth., Student Ln. Rev. Bonds, Series 2, 5.00%, 12/01/14	1,000	1,075	0.89
New Jersey Higher Edu. Assistance Auth., Student Ln. Rev. Ref. Bonds, Series 1A, 5.00%, 12/01/15	500	556	0.46
New Jersey Trans. Trust Fund Auth., Transit Imps. Misc. Rev. Bonds, Series A, 5.00%, 06/15/15	300	330	0.27
New Jersey Trans. Trust Fund Auth., Transit Imps. Rev. Bonds, Series C (Pre-refunded with St. & Loc. Govt. Series to 06/15/13 @100), 5.50%, 06/15/21	430	438	0.37
New Jersey Trans. Trust Fund Auth., Transit Rev. Ref. Bonds, Series A (AMBAC Insured), 5.50%, 12/15/15	1,000	1,134	0.94
_______________________
		7,510	6.24
_______________________
New Mexico - 0.50%
New Mexico Educ. Assistance Foundation, Rev. Bonds, Series A-2 (GTD St. Lns. Insured), 0.9605%, 12/01/28[1]	600	597	0.50
_______________________
		597	0.50
_______________________
New York - 6.07%
City of New York Transitional Fin. Auth., Income Tax Rev. Ref. Bonds, Sub-Series A-1, 5.00%, 11/01/16	1,000	1,164	0.97
Long Island Power Auth., Energy Res. Auth. Rev. Ref. Bonds, Series F (NATL-RE Insured), 5.00%, 05/01/16	1,000	1,130	0.94
Metropolitan Trans. Auth., Misc. Rev. Ref. Bonds, Series B-3B, 1.00%, 11/01/18[1]	1,000	1,002	0.83
Metropolitan Trans. Auth., Transit Rev. Ref. Bonds, Series F, 5.00%, 11/15/18	500	600	0.50
New York City Health & Hospital Corp., Health Care Facs. Rev. Ref. Bonds, Series A, 5.00%, 02/15/16	400	448	0.37
New York City Transitional Fin. Auth. Building Aid Rev., School Imps. Misc. Rev. Bonds, Sub-Series S-1A (St. Aid Withhldg. Insured), 5.00%, 07/15/17	500	588	0.49
New York State Dormitory Auth., College & Univ. Rev. Ref. Bonds, 4.00%, 07/01/13	200	203	0.17
New York State Dormitory Auth., Health Care Facs. Imps. Rev. Bonds, 5.00%, 02/15/13	350	351	0.29
Public Housing Capital Fund Trust I Rev. Bonds (HUD Ln. Insured), 4.50%, 07/01/22[2]	336	359	0.30
Tobacco Settlement Fncg. Corp., Rev. Ref. Bonds, Series A, 5.00%, 06/01/15	1,325	1,459	1.21
_______________________
		7,304	6.07
_______________________
North Carolina - 1.12%
County of Wake, G.O. Prop. Tax Ref. Bonds, Series D, 4.00%, 02/01/13	150	150	0.13
North Carolina Eastern Muni. Power Agcy., Energy Res. Auth. Ref. Rev. Bonds, Series A, 5.00%, 01/01/16	525	587	0.49
Raleigh Durham Airport Auth., Port, Airport & Marina Ref. Rev. Bonds, Series A, 3.00%, 05/01/13	600	604	0.50
_______________________
		1,341	1.12
_______________________
North Dakota - 0.22%
North Dakota Housing Fin. Agcy., Loc. or GTD Housing Rev. Bonds, 3.75%, 07/01/42	250	269	0.22
_______________________
		269	0.22
_______________________
Ohio - 3.44%
City of Cleveland, Airport System Rev., Port, Airport & Marina Rev. Ref. Bonds, Series A, 5.00%, 01/01/16	1,660	1,843	1.53
County of Allen, Health Care Facs. Imps., Rev. Ref. Bonds, Series B:
5.00%, 09/01/14	1,000	1,068	0.89
5.00%, 09/01/15	500	553	0.46
Ohio Housing Fin. Agcy., Loc. or GTD Housing Rev. Bonds, (GNMA/FNMA/FHLMC Insured), 4.50%, 11/01/28	630	678	0.56
_______________________
		4,142	3.44
_______________________
Oklahoma - 0.46%
Oklahoma City Water Utils. Trust, Water Rev. Ref. Bonds, 3.00%, 07/01/15	125	133	0.11
Oklahoma Muni. Power Auth., Energy Res. Auth. Rev. Ref. Bonds, Series A (Mandatory Put 08/01/13 @ 100), 0.85%, 01/01/23[1]	425	425	0.35
_______________________
		558	0.46
_______________________
Pennsylvania - 2.71%
City of Philadelphia, Water Rev. Ref. Bonds, Series A, 5.00%, 06/15/15	1,000	1,100	0.91
Pennsylvania Intergovernmental Cooperation Auth., Special Tax Rev. Ref. Bonds, 5.00%, 06/15/15	750	827	0.69
Pennsylvania State Univ., College & Univ. Imps. Rev. Bonds, Series A, 5.00%, 03/01/14	225	237	0.20
Philadelphia School Dist., G.O. School Imps. Prop. Tax Rev. Bonds, Series A (St. Aid Withhldg. Insured), 5.00%, 06/01/15	1,000	1,097	0.91
_______________________
		3,261	2.71
_______________________
South Carolina - 1.12%
South Carolina State Housing Fin. & Dev. Auth., Loc. or GTD Housing Rev. Bonds, Series 1 (GNMA/FNMA/FHLMC Insured), 4.50%, 07/01/30	690	745	0.62
South Carolina State Public Service Auth., Energy Res. Auth. Imps. Rev. Ref. Bonds, Series B, 5.00%, 01/01/15	450	489	0.41
South Carolina Trans. Infrastructure Bank, Transit Rev. Ref. Bonds, Series A, 5.00%, 10/01/14	100	108	0.09
_______________________
		1,342	1.12
_______________________
Tennessee - 1.57%
City of Memphis, Energy Res. Auth. Rev. Ref. Bonds, 5.00%, 12/01/14	100	109	0.09
Metropolitan Govt. Nashville & Davidson County Health & Educ. Facs. Board, College & Univ. Imps. Rev. Ref. Bonds, Series B (Mandatory Put 10/01/17 @ 100), 0.70%, 10/01/38[1]	700	700	0.58
Tennessee Housing Dev. Agcy., Loc. or GTD Housing Rev. Bonds:
4.00%, 07/01/38	500	547	0.45
4.50%, 07/01/37	490	537	0.45
_______________________
		1,893	1.57
_______________________
Texas - 9.82%
Bexar County Hospital Dist., G.O. Health Care Facs. Imps. Prop. Tax Rev. Bonds, 3.50%, 02/15/13	200	200	0.17
City of Houston, G.O. Prop. Tax Ref. Bonds, Series A, 5.00%, 03/01/16	1,000	1,133	0.94
City of Houston, Util. System Rev. Bonds (Mandatory Put 06/01/17 @ 100), 0.85%, 05/15/34[1]	600	602	0.50
City of Houston, Util. System Rev. Bonds (Mandatory Put 08/01/16 @ 100), 0.70%, 05/15/34[1]	1,000	1,011	0.84
City of San Antonio, Water Rev. Ref. Bonds, 3.00%, 05/15/14	100	104	0.09
County of Harris, Highway Tolls Rev. Ref. Bonds, Series B (Mandatory Put 08/15/15 @ 100), 0.69%, 08/15/21[1]	1,000	1,000	0.83
Dallas-Fort Worth Intl. Airport Facs. Imp. Corp., Port, Airport & Marina Rev. Ref. Bonds, Series B, 5.00%, 11/01/18	200	240	0.20
Harris County Health Facs. Dev. Corp., Health Care Facs. Imps. Rev. Ref. Bonds, Series A-4 (AGM Insured), 0.43%, 07/01/31[1]	200	200	0.17
North Texas Tollway Auth., Highway Tolls Rev. Ref. Bonds, Series C (Mandatory Put 01/01/19 @ 100), 1.95%, 01/01/38[1]	500	515	0.43
Olmos Park Higher Edu. Facs. Corp., College & Univ. Imps. Rev. Ref. Bonds, 5.00%, 12/01/19	400	478	0.40
Plano Independent School Dist., G.O. School Imps. Prop. Tax Bonds, Series A, 5.00%, 02/15/14	100	105	0.09
State of Texas, Cash Flow Mgmt. Misc. Rev. Notes, 2.50%, 08/30/13	1,000	1,014	0.84
State of Texas, G.O. Prop. Tax Ref. Bonds, Series A, 5.00%, 10/01/14	650	702	0.58
Texas A&M University, College & Univ. Imps. Rev. Ref. Bonds, 3.00%, 07/01/16	325	351	0.29
Texas Dept. of Housing & Comm. Affairs, Loc. or GTD Housing Rev. Bonds, Series A (GNMA COLL Insured), 5.00%, 07/01/29	445	483	0.40
Texas Public Fin. Auth., Unemployment & Welfare Fndg. Misc. Rev. Bonds, Series A, 5.00%, 07/01/14	1,000	1,067	0.89
Texas State Univ. Systems, College & Univ. Imps. Rev. Ref. Bonds, 5.00%, 03/15/15	715	783	0.65
Texas Tech Univ., College & Univ. Rev. Ref. Bonds, Series A, 3.00%, 08/15/16	500	541	0.45
Texas Water Dev. Board, Water Rev. Ref. Bonds, 5.00%, 07/15/15	225	250	0.21
Univ. of Texas System, College & Univ. Imps. Rev. Ref. Notes, Series B (Pre-refunded with St. & Loc. Govt. Series to 08/15/13 @ 100), 5.00%, 08/15/22	1,000	1,026	0.85
_______________________
		11,805	9.82
_______________________
Washington - 7.20%
Energy Northwest, Energy Res. Auth. Rev. Ref. Bonds, Series A:
4.00%, 07/01/15	500	543	0.45
5.00%, 07/01/15	1,250	1,386	1.15
Grant County Public Util. Dist. No. 2, Energy Res. Auth. Rev. Ref. Bonds, Series I, 5.00%, 01/01/16	1,000	1,119	0.93
Port of Seattle, Port, Airport & Marina Rev. Ref. Bonds, 5.00%, 06/01/14	750	796	0.66
Port of Seattle, Port, Airport & Marina Rev. Ref. Bonds, Series A, 5.00%, 08/01/18	600	719	0.60
Snohomish County Public Util. Dist. No. 1, Energy Res. Auth. Rev. Ref. Bonds:
5.00%, 12/01/13	500	520	0.43
5.00%, 12/01/15	1,000	1,127	0.94
State of Washington, G.O. Prop. Tax Ref. Bonds, Series R-2012A, 5.00%, 07/01/16	1,000	1,148	0.96
Washington Health Care Facs. Auth., Health Care Facs. Rev. Ref. Bonds, Series B, 5.00%, 10/01/14	640	685	0.57
Washington St. Housing Fin. Commission, Loc. or GTD Housing Rev. Bonds, Series A (GNMA/FNMA/FHLMC Insured), 4.50%, 04/01/29	570	610	0.51
_______________________
		8,653	7.20
_______________________
Wisconsin - 0.43%
Wisconsin Health & Educ. Facs. Auth., Health Care Facs. Rev. Ref. Bonds, Series A, 3.00%, 10/15/16	500	523	0.43
_______________________
		523	0.43
_______________________
Total bonds & notes (cost: $113,228,318)		116,062	96.51
_______________________

Short-term securities - 2.74%
Chicago Board of Edu., G.O. Prop. Tax Ref. Bonds, Series B, 0.12%, 03/01/31[1]	1,750	1,750	1.45
Commonwealth of Massachusetts, G.O. Public Imps. Prop. Tax Bonds, Series B, 0.12%, 03/01/26[1]	1,550	1,550	1.29
_______________________
Total Short-term securities (cost: $3,300,000)		3,300	2.74
_______________________
Total investment securities (cost: $116,528,318)		119,362	99.25
Other assets less liabilities		901	0.75
_______________________
Net assets		$120,263	100.00%

1			Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.
2			Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2013, the aggregate market value of these securities amounted to $358,678, representing 0.30% of net assets.
Key to abbreviations
Agcy.	= Agency
AGM	= Assured Guaranty Municipal Corporation
AMBAC	= American Municipal Bond Assurance Corporation
Auth.	= Authority
Certs. of Part.	= Certificates of Participation
COLL	= Collateral
Comm.	= Community
Corp.	= Corporation
Dept.	= Department
Dev.	= Development
Dist.	= District
Econ.	= Economic
Edu.	= Education
Educ.	= Educational
Facs.	= Facilities
FGIC	= Financial Guaranty Insurance Company
FHLMC	= Federal Home Loan Mortgage Corporation
Fin.	= Finance
Fncg.	= Financing
Fndg.	= Funding
FNMA	= Federal National Mortgage Association
GNMA	= Government National Mortgage Association
G.O.	= General Obligation
Govt.	= Government
GTD	= Guaranteed
HUD	= Housing and Urban Development
Imp.	= Improvement
Imps.	= Improvements
Ind.	= Industrial
Ln.	= Loan
Lns.	= Loans
Loc.	= Local
Mgmt.	= Management
Misc.	= Miscellaneous
Muni.	= Municipal
NATL-RE	= National Reinsurance
No.	= Number
Prop.	= Property
Ref.	= Refunding
Res.	= Resource
Ress.	= Resources
Rev.	= Revenue
St.	= State
Trans.	= Transportation
Univ.	= University
Util.	= Utility
Utils.	= Utilities
Withhldg.	= Withholding

Capital California Core Municipal Fund

Schedule of Investments

at January 31, 2013 (unaudited)

	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes - 91.77%
California - 89.97%
Abag Fin. Auth. for Nonprofit Corps., Health Care Facs. Rev. Ref. Bonds, 5.00%, 07/01/20	$1,000	$1,152	0.50%
Abag Fin. Auth. for Nonprofit Corps., Health Care Facs. Rev. Ref. Bonds (CA Mtg. Ins.):
4.00%, 05/15/16	1,500	1,507	0.65
5.125%, 09/01/20	1,500	1,754	0.76
5.25%, 05/15/20	1,000	1,187	0.51
Abag Fin. Auth. for Nonprofit Corps., Health Care Facs. Rev. Ref. Bonds, Series A (CA Mtg. Ins.):
5.00%, 04/01/19	400	468	0.20
5.00%, 04/01/20	550	647	0.28
Abag Fin. Auth. for Nonprofit Corps., Public Imps. Special Tax Ref. Bonds (CIFG Insured):
5.00%, 09/02/21	600	657	0.28
5.00%, 09/02/22	225	244	0.11
Abag Fin. Auth. for Nonprofit Corps., Public Imps. Special Tax Ref. Bonds, Series A (CIFG Insured), 4.00%, 09/02/14	445	465	0.20
Alameda Corridor Trans. Auth., Port, Airport & Marina. Rev. Ref. Bonds, Series A:
5.00%, 10/01/21	1,250	1,531	0.66
5.00%, 10/01/22	975	1,200	0.52
Anaheim Public Fncg. Auth., Energy Res. Auth. Rev. Ref. Bonds (NATL-RE Insured), 4.00%, 10/01/17	575	646	0.28
Bay Area Toll Auth., Highway Tolls Rev. Bonds (Mandatory Put 04/01/24 @ 100), 1.20%, 04/01/45[1]	3,500	3,500	1.51
Bay Area Toll Auth., Highway Tolls Rev. Bonds (Mandatory Put 08/01/17 @ 100), 1.45%, 04/01/45[1]	1,500	1,539	0.66
Bay Area Toll Auth., Highway Tolls Rev. Ref. Bonds:
5.00%, 04/01/19	800	983	0.43
5.00%, 04/01/21	800	1,007	0.44
Bay Area Toll Auth., Highway Tolls Rev. Ref. Bonds, Series F-1, 5.00%, 04/01/21	100	120	0.05
Bonita Canyon Public Facs. Fncg. Auth., Special Tax Ref. Bonds:
4.00%, 09/01/21	700	721	0.31
5.00%, 09/01/26	500	515	0.22
California Educ. Facs. Auth., College & Univ. Imps. Rev. Bonds:
5.00%, 04/01/19	950	1,126	0.49
5.00%, 02/01/21	550	675	0.29
5.00%, 10/01/21	700	849	0.37
5.00%, 11/01/21	525	569	0.25
5.50%, 04/01/29	300	340	0.15
California Educ. Facs. Auth., College & Univ. Imps. Rev. Bonds, Series A:
5.00%, 10/01/15	500	552	0.24
5.00%, 01/01/18	125	150	0.07
California Educ. Facs. Auth., College & Univ. Rev. Ref. Bonds, 5.00%, 09/01/20	165	205	0.09
California Educ. Facs. Auth., College & Univ. Rev. Ref. Bonds, Series A:
4.00%, 11/01/21	560	633	0.27
4.00%, 11/01/22	1,420	1,589	0.69
4.50%, 11/01/17	335	382	0.17
5.00%, 01/01/24	100	117	0.05
California Health Facs. Fncg. Auth., Health Care Facs. Imps. Rev. Bonds, 4.00%, 08/15/16	710	773	0.33
California Health Facs. Fncg. Auth., Health Care Facs. Imps. Rev. Bonds, Series A:
5.00%, 10/01/18	275	330	0.14
5.00%, 10/01/22	770	883	0.38
5.00%, 11/15/24	150	179	0.08
5.00%, 11/15/25	375	444	0.19
California Health Facs. Fncg. Auth., Health Care Facs. Imps. Rev. Bonds, Series D, 5.00%, 08/15/20	1,325	1,631	0.71
California Health Facs. Fncg. Auth., Health Care Facs. Imps. Rev. Bonds, Series G, 5.50%, 07/01/25	100	114	0.05
California Health Facs. Fncg. Auth., Health Care Facs. Imps. Rev. Bonds, Series I, 5.125%, 07/01/22	975	1,071	0.46
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds (Mandatory Put 07/01/14 @ 100), 5.00%, 07/01/27[1]	300	316	0.14
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series A:
5.00%, 11/15/19	1,350	1,614	0.70
5.00%, 03/01/20	675	807	0.35
5.00%, 11/15/20	500	602	0.26
5.00%, 11/15/21	350	424	0.18
5.00%, 03/01/23	1,000	1,202	0.52
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series B:
4.00%, 08/15/19	400	460	0.20
5.00%, 08/15/20	300	366	0.16
5.00%, 11/15/21	1,000	1,090	0.47
5.00%, 08/15/22	850	1,060	0.46
5.375%, 07/01/21	1,500	1,570	0.68
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series C, 6.25%, 10/01/28	200	242	0.10
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series C (Mandatory Put 10/16/14 @ 100), 5.00%, 07/01/34[1]	100	107	0.05
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series I (Mandatory Put 07/01/14 @ 100), 4.95%, 07/01/26[1]	100	106	0.05
California Infrastructure & Econ. Dev. Bank, Misc. Rev. Ref. Bonds, Series A-1 (Mandatory Put 04/01/14 @ 100), 0.60%, 04/01/38[1]	1,000	1,002	0.43
California Infrastructure & Econ. Dev. Bank, Public Imps. Misc. Rev. Bonds:
4.50%, 10/01/25	100	112	0.05
4.50%, 10/01/26	100	111	0.05
California Infrastructure & Econ. Dev. Bank, Rec. Facs. Imps. Rev. Bonds:
5.00%, 02/01/18	100	115	0.05
5.00%, 02/01/19	100	115	0.05
California Infrastructure & Econ. Dev. Bank, Rec. Rev. Ref. Bonds (Mandatory Put 04/01/13 @ 100), 2.50%, 10/01/47[1]	1,300	1,305	0.56
California Infrastructure & Econ. Dev. Bank, Rev. Bonds, Series A-2 (Mandatory Put 04/01/14 @ 100), 0.60%, 04/01/38[1]	1,100	1,103	0.48
California Infrastructure & Econ. Dev. Bank, Rev. Bonds, Series B-1 (Mandatory Put 04/01/15 @ 100), 0.40%, 10/01/47[1]	1,800	1,800	0.78
California Muni. Fin. Auth., College & Univ. Rev. Ref. Bonds, 5.625%, 10/01/23	465	518	0.22
California Muni. Fin. Auth., College & Univ. Rev. Ref. Bonds, Series B, 4.00%, 10/01/17	150	168	0.07
California Pollution Control Fncg. Auth., Water Util. Imps. Rev. Bonds, 5.00%, 07/01/27	750	802	0.35
California State Dept. of Veterans Affairs, Loc. or GTD Housing Rev. Ref. Bonds, Series A, 2.75%, 12/01/20	750	772	0.33
California State Dept. of Water Ress., Energy Res. Auth. Rev. Bonds, Sub-Series G, 4.875%, 05/01/18	200	240	0.10
California State Dept. of Water Ress., Energy Res. Auth. Rev. Bonds, Sub-Series G-11, 5.00%, 05/01/18	2,000	2,415	1.05
California State Dept. of Water Ress., Energy Res. Auth. Rev. Ref. Bonds, Series H (AGM Insured), 5.00%, 05/01/17	100	118	0.05
California State Dept. of Water Ress., Energy Res. Auth. Rev. Ref. Bonds, Series K, 5.00%, 05/01/18	225	272	0.12
California State Dept. of Water Ress., Energy Res. Auth. Rev. Ref. Bonds, Series L, 5.00%, 05/01/21	200	244	0.11
California State Dept. of Water Ress., Energy Res. Auth. Rev. Ref. Bonds, Series N, 5.00%, 05/01/18	1,250	1,509	0.65
California State Dept. of Water Ress., Water Rev. Ref. Bonds, 5.00%, 05/01/21	100	118	0.05
California State Dept. of Water Ress., Water Rev. Ref. Bonds, Series AE:
5.00%, 12/01/22	1,010	1,214	0.53
5.00%, 12/01/23	200	240	0.10
California State Dept. of Water Ress., Water Rev. Ref. Bonds, Series AM, 5.00%, 12/01/20	1,310	1,644	0.71
California State Public Works Board, College & Univ. Health Care Facs. Imps. Rev. Bonds, Series A, 5.00%, 03/01/14	200	210	0.09
California State Public Works Board, College & Univ. Imps. Lease Rev. Bonds, 5.00%, 04/01/20	200	217	0.09
California State Public Works Board, College & Univ. Imps. Lease Rev. Bonds, Series B, 5.00%, 10/01/17	300	350	0.15
California State Public Works Board, College & Univ. Imps. Lease Rev. Bonds, Series B (NATL-RE FGIC Insured), 4.00%, 03/01/14	200	207	0.09
California State Public Works Board, College & Univ. Imps. Lease Rev. Bonds, Series B-1, 5.00%, 03/01/18	1,350	1,565	0.68
California State Public Works Board, College & Univ. Imps. Lease Rev. Bonds, Series C-1, 5.00%, 03/01/19	1,100	1,328	0.58
California State Public Works Board, Health Care Facs. Imps. Lease Rev. Bonds, Series E, 5.00%, 04/01/15	1,315	1,443	0.62
California State Public Works Board, Lease Rev. Ref. Bonds, Series A (NATL-RE FGIC Insured), 5.00%, 06/01/15	200	221	0.10
California State Public Works Board, Lease Rev. Ref. Bonds, Series C (NATL-RE FGIC Insured), 4.00%, 09/01/13	200	204	0.09
California State Public Works Board, Public Imps. Lease Rev. Bonds, Sub-Series A-1, 5.00%, 03/01/14	1,000	1,048	0.45
California State Univ., College & Univ. Rev. Ref. Bonds, Series A, 5.00%, 11/01/18	750	911	0.39
California State Univ., College & Univ. Rev. Ref. Bonds, Series C (NATL-RE Insured), 5.00%, 11/01/21	2,600	2,905	1.26
California Statewide Comms. Dev. Auth., College & Univ. Imps. Rev. Bonds, 5.00%, 05/15/19	1,000	1,166	0.50
California Statewide Comms. Dev. Auth., Health Care Facs. Imps. Rev. Bonds, 4.625%, 07/01/21	100	113	0.05
California Statewide Comms. Dev. Auth., Health Care Facs. Imps. Rev. Bonds, Series A:
5.00%, 04/01/13	700	705	0.31
5.00%, 04/01/19	600	710	0.31
California Statewide Comms. Dev. Auth., Health Care Facs. Imps. Rev. Bonds, Series C (AGM Insured), 5.25%, 07/01/16	1,100	1,252	0.54
California Statewide Comms. Dev. Auth., Health Care Facs. Rev. Bonds, 2.10%, 10/01/19	1,000	1,000	0.43
California Statewide Comms. Dev. Auth., Health Care Facs. Rev. Ref. Bonds:
5.00%, 07/01/14	500	530	0.23
5.00%, 07/01/16	100	110	0.05
5.00%, 05/15/19	600	693	0.30
5.00%, 11/01/19	1,000	1,183	0.51
Calleguas-Las Virgenes Public Fncg. Auth., Water Util. Imps. Rev. Bonds, Series A (Pre-refunded with St. & Loc. Govt. Series to 07/01/13 @ 100) (NATL-RE Insured), 5.00%, 07/01/33	100	102	0.04
Central Valley Fncg. Auth., Energy Res. Auth. Rev. Ref. Bonds, 3.50%, 07/01/14	250	259	0.11
Cerritos Public Fncg. Auth., Tax Allocation Rev. Ref. Bonds, Series A (AMBAC Insured), 5.00%, 11/01/19	2,000	2,205	0.95
City & County of San Francisco, G.O. Public Imps. Prop. Tax Bonds, Series A, 5.00%, 06/15/20	1,565	1,955	0.85
City & County of San Francisco, Sewer Rev. Ref. Bonds, Series A:
5.00%, 10/01/20	750	940	0.41
5.00%, 10/01/21	500	632	0.27
City of Bakersfield, Solid Waste Mgmt. Disposal Rev. Bonds, Series A (AGM Insured), 4.125%, 09/15/14	200	212	0.09
City of Carlsbad California, Special Assessment Ref. Bonds:
3.00%, 09/01/19	325	334	0.14
3.15%, 09/01/21	570	574	0.25
3.55%, 09/01/23	350	350	0.15
City of Chula Vista, Energy Res. Auth. Rev. Ref. Bonds, Series A, 1.65%, 07/01/18	1,150	1,172	0.51
City of Irvine California, Public Imps. Special Assessment Bonds:
4.00%, 09/02/19	500	515	0.22
4.375%, 09/02/21	700	722	0.31
City of Irvine California, Special Assessment Ref. Bonds:
3.00%, 09/02/20	1,250	1,312	0.57
3.25%, 09/02/22	700	729	0.32
4.00%, 09/02/18	500	563	0.24
4.50%, 09/02/22	250	258	0.11
4.75%, 09/02/23	250	258	0.11
City of Long Beach, Port, Airport & Marina Imps. Rev. Bonds, Series A, 5.00%, 05/15/21	100	122	0.05
City of Long Beach, Port, Airport & Marina. Rev. Ref. Bonds, Series B:
5.00%, 05/15/13	1,250	1,267	0.55
5.00%, 05/15/20	500	620	0.27
City of Los Angeles Dept. of Airports, Port, Airport & Marina. Rev. Ref. Bonds, 5.00%, 05/15/22	500	626	0.27
City of Manhattan Beach, Public Imps. Special Assessment Bonds, 4.375%, 09/02/17	120	124	0.05
City of Roseville, Energy Res. Auth. Rev. Certs. of Part. Bonds, Series A (NATL-RE FGIC Insured), 5.00%, 02/01/17	100	107	0.05
City of Roseville, Special Tax Ref. Bonds:
3.50%, 09/01/15	1,000	1,055	0.46
4.00%, 09/01/16	2,000	2,171	0.94
City of San Jose, Port, Airport & Marina Imps. Rev. Bonds, Series A-2, 5.00%, 03/01/18	700	823	0.36
Contra Costa County Public Fncg. Auth., Public Imps. Lease Rev. Bonds, Series A (NATL-RE Insured), 5.00%, 06/01/21	275	307	0.13
Contra Costa Trans. Auth., Sales Tax Transit Imps. Rev. Bonds, Series B, 5.00%, 03/01/21	500	618	0.27
County of El Dorado, Special Tax Rev. Ref. Bonds:
5.00%, 09/01/22	1,295	1,511	0.65
5.00%, 09/01/24	860	976	0.42
County of Orange, Port, Airport & Marina Imps. Rev. Bonds, Series B, 5.00%, 07/01/15	200	220	0.10
County of San Diego, College & Univ. Imps. Rev. Certs. of Part. Bonds, 4.00%, 07/01/16	490	527	0.23
East Bay Muni. Util. Dist., Water Rev. Ref. Bonds, Series A, 4.00%, 06/01/14	100	105	0.05
East Bay Muni. Util. Dist., Water Rev. Ref. Bonds, Series A-1 (Mandatory Put 07/01/14 @ 100), 0.45%, 06/01/25[1]	1,395	1,395	0.60
East Bay Muni. Util. Dist., Water Rev. Ref. Bonds, Series B, 5.00%, 06/01/19	900	1,115	0.48
East Bay Regional Park Dist., G.O. Prop. Tax Ref. Bonds, 5.00%, 09/01/14	100	107	0.05
Golden State Tobacco Securitization Corp., Misc. Purpose Rev. Bonds, Series 2003 A-1 (Pre-refunded with Agencies to 06/01/13 @ 100), 6.75%, 06/01/39	1,300	1,329	0.58
Golden State Tobacco Securitization Corp., Misc. Purposes Rev. Bonds (Pre-refunded with FHLMC and St. & Loc. Govt. Series to 06/01/13 @ 100) (AGM Insured), 5.00%, 06/01/43	150	152	0.07
Grossmont-Cuyamaca Comm. College Dist., G.O. College & Univ. Imps. Bonds, Series A (NATL-RE Insured), 5.00%, 08/01/16	40	41	0.02
Imperial Irrigation Dist., Energy Res. Auth. Rev. Ref. Bonds:
5.00%, 11/01/17	100	118	0.05
5.25%, 11/01/25	100	118	0.05
Imperial Irrigation Dist., Energy Res. Auth. Rev. Ref. Bonds, Series C, 5.00%, 11/01/22	700	832	0.36
Irvine Public Facs. & Infrastructure Auth., Public Imps. Special Assessment Bonds, Series A:
3.00%, 09/02/15	200	206	0.09
4.00%, 09/02/21	1,350	1,391	0.60
4.00%, 09/02/23	430	443	0.19
Irvine Ranch Water Dist., Water Rev. Certs. of Part. Ref. Bonds, 5.00%, 03/01/17	100	117	0.05
Las Virgenes Unified School Dist., G.O. School Imps. Prop. Tax Bonds, Series A (AGM Insured), 4.25%, 08/01/15	100	109	0.05
Lincoln Public Fncg. Auth., Public Imps. Special Tax Bonds, Series A (AMBAC Insured), 4.50%, 09/01/21	840	903	0.39
Long Beach Bond Fin. Auth., Misc. Rev. Ref. Bonds:
4.00%, 11/01/20	750	854	0.37
5.00%, 11/01/21	500	606	0.26
Long Beach Comm. College Dist., G.O. Prop. Tax College & Univ. Imps. Bonds, Series A, 5.00%, 06/01/22	100	117	0.05
Long Beach Comm. College Dist., G.O. Prop. Tax Rev. Ref. Bonds, Series B, 5.00%, 08/01/24	250	311	0.13
Los Angeles County Metropolitan Trans. Auth., Sales Tax Rev. Ref. Bonds:
5.00%, 07/01/16	500	576	0.25
5.00%, 07/01/21	1,000	1,266	0.55
Los Angeles County Metropolitan Trans. Auth., Sales Tax Rev. Ref. Bonds, Series B:
5.00%, 07/01/18	1,000	1,214	0.53
5.00%, 07/01/21	900	1,132	0.49
Los Angeles Dept. of Airports, Port, Airport & Marina Imps. Rev. Bonds, Series A, 5.00%, 05/15/29	200	229	0.10
Los Angeles Dept. of Airports, Port, Airport & Marina Imps. Rev. Bonds, Series D:
5.00%, 05/15/19	850	1,036	0.45
5.00%, 05/15/23	750	897	0.39
Los Angeles Dept. of Airports, Port, Airport & Marina Rev. Ref. Bonds, 5.00%, 05/15/22	700	841	0.36
Los Angeles Dept. of Water & Power, Energy Res. Auth. Rev. Bonds, Series B (AGM Insured), 5.125%, 07/01/20	250	255	0.11
Los Angeles Dept. of Water & Power, Energy Res. Auth. Rev. Ref. Bonds, Series A, 5.00%, 07/01/18	300	364	0.16
Los Angeles Dept. of Water & Power, Water Util. Imps. Rev. Bonds, Series B, 5.00%, 07/01/20	200	245	0.11
Los Angeles Harbor Dept., Port, Airport & Marina Rev. Ref. Bonds, Series C, 5.00%, 08/01/13	100	102	0.04
Los Angeles Unified School Dist., G.O. Prop. Tax Rev. Ref. Bonds, Series A-1, 5.00%, 07/01/20	1,000	1,244	0.54
Los Angeles Unified School Dist., G.O. School Imps. Prop. Tax Bonds, Series A (Pre-refunded with St. & Loc. Govt. Series to 07/01/13 @ 100) (AGM Insured), 5.25%, 07/01/20	100	102	0.04
Los Angeles Unified School Dist., G.O. School Imps. Prop. Tax Bonds, Series I:
5.00%, 07/01/14	200	213	0.09
5.00%, 07/01/24	100	118	0.05
Los Rios Comm. College Dist., G.O. Prop. Tax Ref. Bonds, 5.00%, 08/01/20	900	1,114	0.48
Manhattan Beach Unified School Dist., G.O. School Imps. Prop. Tax Bonds, Series C (NATL-RE Insured), —%, 09/01/24	2,000	1,370	0.59
Metropolitan Water Dist. of Southern California, G.O. Prop. Tax Ref. Bonds, Series A, 5.00%, 03/01/17	100	110	0.05
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series B, 5.00%, 07/01/15	500	556	0.24
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series B-1 (Mandatory Put 05/01/15 @ 100), 0.45%, 07/01/27[1]	1,500	1,500	0.65
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series B-2 (Mandatory Put 05/01/15 @ 100), 0.45%, 07/01/27[1]	1,000	1,000	0.43
Metropolitan Water Dist. of Southern California, Water Util. Imps. Rev. Bonds, Series A, 4.00%, 01/01/14	100	103	0.04
Modesto Irrigation Dist., Energy Res. Auth. Rev. Ref. Bonds, Series A, 5.00%, 07/01/17	400	467	0.20
Moreno Valley Unified School Dist., G.O. School Imps. Prop. Tax Ref. Bonds (NATL-RE Insured), 5.25%, 08/01/19	380	453	0.20
Mountain View Shoreline Regional Park Comm., Tax Allocation Rev. Ref. Bonds, Series A:
5.00%, 08/01/19	420	476	0.21
5.00%, 08/01/20	375	427	0.19
Napa Valley Comm. College Dist., G.O. School Imps. Prop. Tax Bonds, Series B (Pre-refunded with St. & Loc. Govt. Series 08/01/15 @ 100) (NATL-RE Insured), 5.00%, 08/01/18	150	167	0.07
Northern California Power Agcy., Energy Res. Auth. Imps. Rev. Bonds, Series A:
5.00%, 06/01/16	750	848	0.37
5.00%, 07/01/23	745	858	0.37
5.50%, 07/01/21	1,000	1,211	0.52
Northern California Power Agcy., Energy Res. Auth. Rev. Ref. Bonds, Series A:
5.00%, 07/01/17	200	234	0.10
5.00%, 07/01/19	200	242	0.10
Ohlone Comm. College Dist., G.O. Ref. Bonds:
5.00%, 08/01/24	1,000	1,238	0.54
5.00%, 08/01/25	1,000	1,229	0.53
Perris Union High School Dist., School Imps. Special Tax Bonds:
4.25%, 09/01/19	360	371	0.16
4.50%, 09/01/20	445	459	0.20
Poway Unified School Dist. Public Fncg. Auth., Special Tax Ref. Bonds:
3.375%, 09/15/17	500	516	0.22
3.75%, 09/15/18	770	794	0.34
4.00%, 09/15/20	340	371	0.16
4.00%, 09/15/22	440	472	0.20
5.00%, 09/01/20	625	727	0.31
Puerto Rico Sales Tax Fncg. Corp., Sales Tax Rev. Ref. Bonds, Series C, 5.00%, 08/01/22	1,400	1,671	0.72
Rancho Water Dist. Fncg. Auth., Water Rev. Ref. Bonds, Series D (Radian Insured), 4.20%, 09/02/17	100	106	0.05
Roseville Natural Gas Fin. Auth., Gas Util. Imps. Rev. Bonds, 5.00%, 02/15/14	100	104	0.05
Sacramento Muni. Util. Dist., Energy Res. Auth. Rev. Bonds, Series R (NATL-RE Insured), 5.00%, 08/15/17	305	313	0.14
Sacramento Muni. Util. Dist., Energy Res. Auth. Rev. Bonds, Series R (Pre-refunded with St. & Loc. Govt. Series to 08/15/2013 @ 100), (NATL-RE Insured), 5.00%, 08/15/17	695	713	0.31
Sacramento Regional Transit Dist., Transit Rev. Ref. Bonds, 5.00%, 03/01/23	615	714	0.31
San Diego Comm. College Dist., G.O. Prop. Tax Ref. Bonds:
5.00%, 08/01/18	1,000	1,225	0.53
5.00%, 08/01/20	775	974	0.42
San Diego County Regional Airport Auth., Port, Airport & Marina Imps. Rev. Bonds, Series A, 5.00%, 07/01/23	350	440	0.19
San Diego County Regional Airport Auth., Port, Airport & Marina Imps. Rev. Bonds, Sub-Series A:
5.00%, 07/01/18	850	1,011	0.44
5.00%, 07/01/20	700	856	0.37
San Diego County Water Auth., Water Rev. Certs. of Part. Ref. Bonds, Series 2008 A (AGM Insured), 5.00%, 05/01/14	560	592	0.26
San Diego County Water Auth., Water Rev. Certs. of Part. Ref. Bonds, Series A (NATL-RE FGIC Insured), 5.25%, 05/01/18	700	848	0.37
San Diego County Water Auth., Water Rev. Ref. Bonds, Series A, 5.00%, 05/01/20	750	931	0.40
San Diego County Water Auth., Water Rev. Ref. Bonds, Series S-1, 5.00%, 07/01/16	375	429	0.19
San Diego Public Facs. Fncg. Auth., Sewer Rev. Ref. Bonds, Series B, 5.00%, 05/15/22	100	120	0.05
San Diego Public Facs. Fncg. Auth., Water Rev. Ref. Bonds, Series A:
4.00%, 08/01/14	100	106	0.05
4.00%, 08/01/20	100	113	0.05
San Francisco Bay Area Rapid Transit Dist., Sales Tax Rev. Ref. Bonds, 5.00%, 07/01/22	800	986	0.43
San Francisco Bay Area Rapid Transit Dist., Sales Tax Rev. Ref. Bonds, Series A, 4.00%, 07/01/21	200	236	0.10
San Francisco City & County Airports Commission, Port, Airport & Marina Imps. Rev. Bonds, Series A, 4.90%, 05/01/29	1,200	1,372	0.59
San Francisco City & County Airports Commission, Port, Airport & Marina Imps. Rev. Bonds, Series E, 5.25%, 05/01/24	100	120	0.05
San Francisco City & County Airports Commission, Port, Airport & Marina Rev. Ref. Bonds, Series B, 5.00%, 05/01/19	400	487	0.21
San Francisco City & County Airports Commission, Port, Airport & Marina Rev. Ref. Bonds, Series C2, 5.00%, 05/01/21	300	360	0.16
San Francisco City & County Public Utils. Commission, Water Rev. Ref. Bonds, Sub-Series D, 5.00%, 11/01/20	800	999	0.43
San Francisco City & County Redev. Agcy., Tax Allocation, Series C:
4.75%, 08/01/17	265	288	0.12
5.00%, 08/01/18	275	305	0.13
5.25%, 08/01/19	290	328	0.14
San Francisco City & County Redev. Successor Agcy., Public Imps. Special Tax Bonds, 3.25%, 08/01/21	500	496	0.21
San Francisco City & County Redev. Successor Agcy., Special Tax Ref. Bonds, 5.00%, 08/01/20	800	899	0.39
San Francisco Unified School Dist., G.O. School Imps. Prop. Tax Bonds, Series A, 5.00%, 06/15/19	1,000	1,232	0.53
San Jose Redev. Agcy., Tax Allocation Rev. Ref. Bonds, 5.00%, 08/01/22	500	528	0.23
San Jose Redev. Agcy., Tax Allocation Rev. Ref. Bonds (NATL-RE Insured), 4.54%, 08/01/18	400	407	0.18
San Mateo County Comm. College Dist., College & Univ. Imps. Certs. of Part. Lease Bonds (Pre-refunded with St. & Loc. Govt. Series to 10/01/14 @ 100) (NATL-RE Insured), 5.25%, 10/01/20	1,000	1,083	0.47
San Mateo Joint Powers Fncg. Auth., Lease Rev. Ref. Bonds, Series A, 5.25%, 07/15/23	200	236	0.10
Santa Ana Community Redev. Agcy., Tax Allocation Rev. Ref. Bonds, 6.00%, 09/01/20	750	888	0.38
Santa Clara County Fncg. Auth., Lease Rev. Ref. Bonds, 5.00%, 11/15/22	285	338	0.15
Santa Margarita Water Dist., Special Tax Ref. Bonds:
4.125%, 09/01/20	625	644	0.28
4.25%, 09/01/21	1,560	1,607	0.70
Santaluz Community Facs. Dist. No 2, Special Tax Ref. Bonds, Series A, 5.00%, 09/01/20	1,000	1,124	0.49
Sonoma-Marin Area Rail Transit Dist., Rev. Bonds, Series A, 5.00%, 03/01/21	1,000	1,253	0.54
South Orange County Public Fncg. Auth., Special Tax Ref. Bonds, Series A (AMBAC Insured):
5.00%, 08/15/15	900	984	0.43
5.00%, 08/15/20	1,000	1,055	0.46
South Placer Wastewater Auth., Solid Waste Mgmt. Rev. Ref. Bonds, Series D, 0.93%, 11/01/14[1]	1,700	1,701	0.74
Southern California Public Power Auth., Energy Res. Auth. Imps. Rev. Bonds:
5.00%, 07/01/18	200	240	0.10
5.00%, 07/01/20	1,550	1,907	0.83
5.00%, 07/01/23	800	955	0.41
Southern California Public Power Auth., Energy Res. Auth. Imps. Rev. Bonds, Series A, 4.00%, 07/01/21	500	573	0.25
Southern California Public Power Auth., Energy Res. Auth. Rev. Ref. Bonds:
5.00%, 07/01/16	500	574	0.25
5.00%, 07/01/18	350	423	0.18
Southern California Public Power Auth., Energy Res. Auth. Rev. Ref. Bonds, Series A:
5.00%, 07/01/19	1,000	1,216	0.53
5.00%, 07/01/20	245	301	0.13
Southern California Public Power Auth., Misc. Rev. Ref. Bonds, 5.00%, 07/01/23	100	118	0.05
State of California, G.O. Cash Flow Mgmt. Sales Tax Rev. Bonds, Series A:
5.25%, 07/01/13	125	128	0.06
5.25%, 07/01/14	1,175	1,255	0.54
State of California, G.O. Cash Flow Mgmt. Sales Tax Rev. Bonds, Series A (Escrowed to Maturity), 5.25%, 07/01/14	270	289	0.13
State of California, G.O. Cash Flow Mgmt. Sales Tax Rev. Bonds, Series A (Pre-refunded with St. & Loc. Govt. Series to 07/01/14 @ 100), 5.00%, 07/01/15	1,800	1,919	0.83
State of California, G.O. Correctional Facs. Imps. Prop. Tax Bonds, 5.25%, 10/01/20	100	123	0.05
State of California, G.O. General Fund Ref. Bonds:
5.00%, 11/01/13	300	311	0.13
5.00%, 02/01/19	2,000	2,435	1.05
5.00%, 02/01/20	2,500	3,087	1.34
5.00%, 09/01/23	1,000	1,243	0.54
5.25%, 02/01/14	10	10	—
State of California, G.O. General Fund Ref. Bonds (Pre-refunded with St. & Loc. Govt. Series to 08/01/13 @ 100), 5.25%, 02/01/14	390	400	0.17
State of California, G.O. General Fund Ref. Bonds, Series CF, 2.25%, 12/01/13	2,950	2,989	1.29
State of California, G.O. General Fund Ref. Notes, 5.00%, 08/01/20	375	444	0.19
State of California, G.O. Misc. Rev. Ref. Bonds:
5.00%, 09/01/19	1,300	1,602	0.69
5.00%, 09/01/22	2,500	3,158	1.37
State of California, G.O. Prop. Tax Ref. Bonds:
5.00%, 04/01/19	600	733	0.32
5.25%, 10/01/20	650	801	0.35
State of California, G.O. Prop. Tax Ref. Bonds, Series B (Mandatory Put 07/01/14 @ 100), 5.00%, 07/01/23[1]	100	106	0.05
State of California, G.O. Public Imps. Misc. Tax Bonds, 5.50%, 04/01/18	100	123	0.05
State of California, G.O. Public Imps. Prop. Tax Bonds (Pre-refunded with St. & Loc. Govt. Series to 04/01/14 @ 100), 5.50%, 04/01/30	2,000	2,123	0.92
State of California, G.O. Sales Tax Rev. Bonds, Series A, 5.25%, 07/01/21	1,060	1,301	0.56
State of California, G.O. Sales Tax Rev. Ref. Bonds, Series A, 5.00%, 07/01/17	950	1,121	0.49
State of California, G.O. Water Util. Imps. Misc. Tax Bonds (NATL-RE Insured), 6.00%, 08/01/20	5	5	—
State of California, G.O. Water Util. Imps. Prop. Tax Bonds, 5.00%, 03/01/14	300	316	0.14
Tobacco Securitization Auth. of Southern California, Rev. Ref. Bonds, Series A-1, 4.75%, 06/01/25	500	502	0.22
Tuolumne Wind Project Auth., Energy Res. Auth. Imps. Rev. Bonds, Series A:
5.00%, 01/01/15	100	108	0.05
5.00%, 01/01/22	1,000	1,165	0.50
5.25%, 01/01/24	100	116	0.05
Turlock Irrigation Dist., Energy Res. Auth. Rev. Ref. Bonds:
5.00%, 01/01/18	500	586	0.25
5.00%, 01/01/22	700	830	0.36
Univ. of California, College & Univ. Imps. Rev. Bonds, Series D (NATL-RE FGIC Insured), 5.00%, 05/15/23	130	150	0.06
Univ. of California, College & Univ. Imps. Rev. Bonds, Series G (NATL-RE FGIC Insured), 5.00%, 05/15/24	200	205	0.09
Univ. of California, College & Univ. Rev. Ref. Bonds, Series E:
4.00%, 05/15/17	500	568	0.25
5.00%, 05/15/20	500	622	0.27
Univ. of California, College & Univ. Rev. Ref. Bonds, Series G, 4.00%, 05/15/21	1,000	1,176	0.51
Vallejo Sanitation & Flood Control Dist., Solid Waste Mgmt. Certs. of Part. Ref. Bonds (AMBAC Insured), 4.00%, 05/01/18	200	208	0.09
_______________________
		207,898	89.97
_______________________

District of Columbia - 0.05%
Metropolitan Washington Airports Auth., Port, Airport & Marina Rev. Ref. Bonds, Series C, 5.00%, 10/01/17	$100	$118	0.05%
_______________________
		118	0.05
_______________________
Florida - 0.26%
Citizens Prop. Insurance Corp., Cash Flow Mgmt. Misc. Rev. Bonds, Series A-1, 5.00%, 06/01/19	500	587	0.26
_______________________
		587	0.26
_______________________
Iowa - 0.05%
State of Iowa, General Fund Public Imps. Rev. Bonds, Series A, 5.00%, 06/01/27	100	118	0.05
_______________________
		118	0.05
_______________________
Michigan - 0.05%
Michigan State Hospital Fin. Auth., Health Care Facs. Rev. Ref. Bonds, 5.25%, 11/15/24	100	115	0.05
_______________________
		115	0.05
_______________________
Puerto Rico - 1.34%
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Water Rev. Ref. Bonds, Series A, 5.00%, 07/01/19	500	527	0.23
Puerto Rico Electric Power Auth., Energy Res. Auth. Imps. Rev. Bonds, Series NN (Pre-refunded with St. & Loc. Govt. Series to 07/01/13 @ 100), 5.50%, 07/01/18	1,435	1,467	0.63
Puerto Rico Ind. Tourist Educ. Medical & Environmental Cultural Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series A, 5.00%, 07/01/17	1,000	1,099	0.48
_______________________
		3,093	1.34
_______________________
Texas - 0.05%
City of San Antonio, Energy Res. Auth. Imps. Rev. Bonds, Series A, 5.00%, 02/01/24	100	113	0.05
_______________________
		113	0.05
_______________________
Total bonds & notes (cost: $203,565,282)		212,042	91.77
_______________________

Short-term securities - 10.66%
Abag Fin. Auth. for Nonprofit Corps., Health Care Facs. Rev. Bonds, 0.07%, 11/15/35[1]	1,000	1,000	0.43
California Health Facs. Fncg. Auth., Health Care Facs. Imps. Rev. Bonds, 0.07%, 09/01/25[1]	1,900	1,900	0.82
California Infrastructure & Econ. Dev. Bank, Rec. Facs. Imps. Rev. Bonds, 0.17%, 12/01/36[1]	1,440	1,440	0.62
California Muni. Fin. Auth., Ind. Imps. Rev. Bonds:[1]
0.10%, 11/01/35	1,500	1,500	0.65
0.08%, 11/01/35	550	550	0.24
California Muni. Fin. Auth., Res. Recovery Rev. Ref. Bonds, 0.10%, 06/01/25[1]	1,200	1,200	0.52
California Pollution Control Fin. Auth., Energy Res. Auth. Rev. Ref. Bonds, 0.08%, 11/01/26[1]	4,300	4,300	1.86
California Pollution Control Fncg. Auth., Energy Res. Auth. Rev. Ref. Bonds, 0.09%, 11/01/26[1]	1,900	1,900	0.82
Irvine Unified School Dist., School Imps. Special Tax Bonds, 0.07%, 09/01/51[1]	900	900	0.39
Los Angeles Dept. of Water & Power, Energy Res. Auth. Rev. Ref. Bonds, Sub-Series A-1, 0.08%, 07/01/35[1]	3,000	3,000	1.30
Los Angeles Dept. of Water & Power, Energy Res. Auth. Rev. Ref. Bonds, Sub-Series B-3, 0.09%, 07/01/34[1]	3,700	3,700	1.60
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series B-3, 0.07%, 07/01/35[1]	1,500	1,500	0.65
State of California, G.O. Sales Tax Rev. Bonds, Series C, 0.08%, 07/01/23[1]	1,750	1,750	0.76
_______________________
Total Short-term securities (cost: $24,640,000)		24,640	10.66
_______________________
Total investment securities (cost: $228,205,282)		236,682	102.43
Other assets less liabilities		(5,615)	(2.43)
_______________________
Net assets		$231,067	100.00%

1			Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.

Key to abbreviations
Agcy.	= Agency
AGM	= Assured Guaranty Municipal Corporation
AMBAC	= American Municipal Bond Assurance Corporation
Auth.	= Authority
CA Mtg. Ins.	= California Mortgage Insurance
Certs. of Part.	= Certificates of Participation
CIFG	= CDC IXIS Financial Guaranty
Comm.	= Community
Comms.	= Communities
Corp.	= Corporation
Corps.	= Corporations
Dept.	= Department
Dev.	= Development
Dist.	= District
Econ.	= Economic
Educ.	= Educational
Facs.	= Facilities
FGIC	= Financial Guaranty Insurance Company
FHLMC	= Federal Home Loan Mortgage Corporation
Fin.	= Finance
Fncg.	= Financing
G.O.	= General Obligation
Govt.	= Government
GTD	= Guaranteed
Imps.	= Improvements
Ind.	= Industrial
Loc.	= Local
Mgmt.	= Management
Misc.	= Miscellaneous
Muni.	= Municipal
NATL-RE	= National Reinsurance
Prop.	= Property
Rec.	= Recreational
Redev.	= Redevelopment
Ref.	= Refunding
Res.	= Resource
Ress.	= Resources
Rev.	= Revenue
St.	= State
Trans.	= Transportation
Univ.	= University
Util.	= Utility
Utils.	= Utilities

Capital California Short-Term Municipal Fund

Schedule of Investments

at January 31, 2013 (unaudited)

	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes - 79.20%
California - 76.86%
Abag Fin. Auth. for Nonprofit Corps., Health Care Facs. Rev. Ref. Bonds (CA Mtg. Ins.), 4.00%, 05/15/16	$500	$502	0.45%
Abag Fin. Auth. for Nonprofit Corps., Health Care Facs. Rev. Ref. Bonds, Series A, 5.00%, 08/01/16	200	226	0.20
Abag Fin. Auth. for Nonprofit Corps., Health Care Facs. Rev. Ref. Bonds, Series A (CA Mtg. Ins.):
4.00%, 04/01/16	400	435	0.39
5.00%, 04/01/18	250	289	0.26
Bay Area Toll Auth., Highway Tolls Rev. Bonds (Mandatory Put 08/01/17 @ 100), 1.45%, 04/01/45[1]	750	769	0.69
Bay Area Toll Auth., Highway Tolls Rev. Bonds (Mandatory Put 10/01/19 @ 100), 0.80%, 04/01/47[1]	1,675	1,675	1.51
Bay Area Toll Auth., Highway Tolls Rev. Ref. Bonds:
4.00%, 04/01/18	250	289	0.26
5.00%, 04/01/17	400	470	0.42
California Educ. Facs. Auth., College & Univ. Imps. Rev. Bonds:
4.00%, 10/01/15	250	271	0.24
4.00%, 09/01/16	75	84	0.08
4.00%, 02/01/17	100	113	0.10
5.00%, 04/01/14	100	105	0.09
5.00%, 10/01/16	250	284	0.26
California Educ. Facs. Auth., College & Univ. Imps. Rev. Bonds, Series A, 5.00%, 10/01/15	500	552	0.50
California Educ. Facs. Auth., College & Univ. Imps. Rev. Ref. Bonds, Series A, 3.00%, 11/01/16	400	426	0.38
California Educ. Facs. Auth., College & Univ. Rev. Ref. Bonds:
3.00%, 10/01/15	150	158	0.14
4.00%, 04/01/16	300	326	0.29
4.00%, 04/01/17	200	221	0.20
California Health Facs. Fncg. Auth., Health Care Facs. Imps. Rev. Bonds, 5.00%, 08/15/17	510	586	0.53
California Health Facs. Fncg. Auth., Health Care Facs. Imps. Rev. Bonds, Series B, 5.00%, 08/15/16	200	229	0.21
California Health Facs. Fncg. Auth., Health Care Facs. Imps. Rev. Bonds, Series I, 5.125%, 07/01/22	690	758	0.68
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds:
5.00%, 08/15/15	150	166	0.15
5.00%, 11/15/16	225	249	0.22
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series A:
4.00%, 11/15/13	300	308	0.28
4.00%, 03/01/18	200	224	0.20
4.00%, 03/01/19	500	564	0.51
5.00%, 08/15/14	100	107	0.10
5.00%, 11/15/16	250	285	0.26
5.00%, 10/01/18	500	602	0.54
5.00%, 11/15/19	300	360	0.32
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series A-3, 4.00%, 11/15/15	150	163	0.15
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series C (Mandatory Put 10/16/14 @ 100), 5.00%, 07/01/34[1]	200	214	0.19
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series I (Mandatory Put 07/01/14 @ 100), 4.95%, 07/01/26[1]	100	106	0.10
California Infrastructure & Econ. Dev. Bank, Misc. Rev. Ref. Bonds, Series A-1 (Mandatory Put 04/01/14 @ 100), 0.60%, 04/01/38[1]	500	501	0.45
California Infrastructure & Econ. Dev. Bank, Rec. Rev. Ref. Bonds (Mandatory Put 04/01/13 @ 100), 2.50%, 10/01/47[1]	400	402	0.36
California Infrastructure & Econ. Dev. Bank, Rev. Bonds, Series A-2 (Mandatory Put 04/01/14 @ 100), 0.60%, 04/01/38[1]	600	601	0.54
California Infrastructure & Econ. Dev. Bank, Rev. Bonds, Series B-1 (Mandatory Put 04/01/15 @ 100), 0.40%, 10/01/47[1]	1,000	1,000	0.90
California Muni. Fin. Auth., College & Univ. Rev. Ref. Bonds, Series B:
4.00%, 10/01/15	225	243	0.22
4.00%, 10/01/16	200	220	0.20
California State Dept. of Water Ress., Energy Res. Auth. Rev. Ref. Bonds, Series H (AGM Insured), 4.50%, 05/01/17	200	231	0.21
California State Dept. of Water Ress., Energy Res. Auth. Rev. Ref. Bonds, Series L, 5.00%, 05/01/14	550	583	0.52
California State Dept. of Water Ress., Energy Res. Auth. Rev. Ref. Bonds, Series N, 5.00%, 05/01/18	1,250	1,509	1.36
California State Dept. of Water Ress., Water Rev. Ref. Bonds, Series AM, 5.00%, 12/01/18	500	610	0.55
California State Dept. of Water Ress., Water Rev. Ref. Bonds, Sub-Series G-4, 5.00%, 05/01/16	1,000	1,140	1.03
California State Public Works Board, Public Imps. Lease Rev. Bonds, Series A, 5.00%, 04/01/18	400	464	0.42
California State Public Works Board, College & Univ. Imps. Lease Rev. Bonds, Series B, 5.00%, 10/01/17	475	554	0.50
California State Public Works Board, College & Univ. Imps. Lease Rev. Bonds, Series B-1, 4.00%, 03/01/16	400	435	0.39
California State Public Works Board, College & Univ. Imps. Lease Rev. Bonds, Series C-1, 5.00%, 03/01/16	500	565	0.51
California State Public Works Board, Health Care Facs. Imps. Rev. Bonds, 5.50%, 06/01/15	400	427	0.38
California State Public Works Board, Lease Rev. Ref. Bonds, Series A (NATL-RE FGIC Insured):
5.00%, 06/01/15	100	110	0.10
5.00%, 10/01/16	240	272	0.24
California State Public Works Board, Rev. Bonds, Series G, 4.00%, 12/01/16	325	365	0.33
California State Univ., College & Univ. Rev. Ref. Bonds, Series A:
5.00%, 11/01/16	400	463	0.42
5.00%, 11/01/17	350	416	0.37
California Statewide Comms. Dev. Auth., Health Care Facs. Imps. Rev. Bonds, Series A, 5.00%, 04/01/13	500	504	0.45
California Statewide Comms. Dev. Auth., Health Care Facs. Imps. Rev. Bonds, Series C (AGM Insured), 5.25%, 07/01/16	500	569	0.51
California Statewide Comms. Dev. Auth., Health Care Facs. Imps. Rev. Bonds, Series C (Mandatory Put 05/01/17 @ 100), 5.00%, 11/01/29[1]	600	694	0.62
California Statewide Comms. Dev. Auth., Health Care Facs. Rev. Ref. Bonds:
4.00%, 11/01/14	400	421	0.38
5.00%, 07/01/14	650	689	0.62
5.00%, 11/01/15	300	332	0.30
Citizens Prop. Insurance Corp., Cash Flow Mgmt. Misc. Rev. Bonds, Series A-1, 5.00%, 06/01/18	500	580	0.52
City & County of San Francisco, Certs. of Part. Lease Ref. Bonds, Series A, 5.00%, 10/01/15	500	555	0.50
City & County of San Francisco, G.O. Public Imps. Prop. Tax Bonds, 5.00%, 06/15/18	1,745	2,115	1.90
City & County of San Francisco, Sewer Rev. Ref Bonds, Series A:
5.00%, 10/01/18	500	610	0.55
5.00%, 10/01/19	330	409	0.37
City of Chula Vista, Energy Res. Auth. Rev. Ref. Bonds, Series A, 1.65%, 07/01/18	1,100	1,121	1.01
City of Los Angeles, Sewer Rev. Ref. Bonds, Series A:
3.00%, 06/01/14	150	156	0.14
4.00%, 06/01/16	100	111	0.10
City of San Jose, Port, Airport & Marina Imps. Rev. Bonds, Series A-2, 3.00%, 03/01/15	440	458	0.41
Commonwealth of Massachusetts, G.O. Misc. Tax Public Imps. Rev. Bonds, Series D, 0.53%, 01/01/18[1]	175	175	0.16
Contra Costa Trans. Auth., Transit Dist. Rev. Bonds, Series B, 5.00%, 03/01/19	200	246	0.22
Contra Costa Water Dist., Water Rev. Ref. Bonds, Series A, 3.50%, 10/01/13	500	511	0.46
County of El Dorado, Special Tax Ref. Bonds:
4.00%, 09/01/18	450	494	0.44
5.00%, 09/01/20	545	632	0.57
East Bay Muni. Util. Dist., Water Rev. Ref. Bonds, Series A-1 (Mandatory Put 07/01/14 @ 100), 0.45%, 06/01/25[1]	700	700	0.63
East Bay Muni. Util. Dist., Water Rev. Ref. Bonds, Series B, 5.00%, 06/01/19	500	619	0.56
Golden State Tobacco Securitization Corp., Misc. Purposes Rev. Bonds, Series 2003 A-1, 6.25%, 06/01/33	110	112	0.10
Golden State Tobacco Securitization Corp., Misc. Purposes Rev. Bonds, Series 2003 A-1 (Pre-refunded with Agencies to 06/01/13 @ 100), 6.625%, 06/01/40	750	766	0.69
Imperial Irrigation Dist., Energy Res. Auth. Rev. Ref. Bonds, 5.00%, 11/01/13	125	129	0.12
Imperial Irrigation Dist., Energy Res. Auth. Rev. Ref. Bonds, Series C:
5.00%, 11/01/16	300	345	0.31
5.00%, 11/01/18	425	512	0.46
Irvine Ranch Water Dist., Certs. of Part. Water Rev. Ref. Bonds, 5.00%, 03/01/13	200	201	0.18
Long Beach Bond Fin. Auth., Misc. Rev. Ref. Bonds, 5.00%, 11/01/18	700	835	0.75
Los Angeles County Metropolitan Trans. Auth., Sales Tax Rev. Ref. Bonds:
4.00%, 07/01/17	500	572	0.51
5.00%, 07/01/16	500	576	0.52
Los Angeles County Sanitation Dists. Fncg. Auth., Sewer Rev. Ref. Bonds, Series A, 5.00%, 10/01/17	770	919	0.83
Los Angeles Dept. of Airports, Port, Airport & Marina Rev. Ref. Bonds:
3.00%, 05/15/15	700	741	0.67
5.00%, 05/15/19	560	683	0.62
Los Angeles Dept. of Airports, Port, Airport & Marina Rev. Ref. Bonds, Series E, 4.00%, 05/15/15	200	214	0.19
Los Angeles Dept. of Water & Power, Energy Res. Auth. Rev. Ref. Bonds, Series A, 5.00%, 07/01/15	420	466	0.42
Los Angeles Harbor Dept., Port, Airport & Marina Rev. Ref. Bonds, Series C, 5.00%, 08/01/13	200	205	0.18
Los Angeles Unified School Dist., G.O. Prop. Tax Ref. Bonds, Series A-1, 4.00%, 07/01/18	500	574	0.52
Los Angeles Unified School Dist., G.O. School Imps. Prop. Tax Bonds, Series I:
5.00%, 07/01/14	500	533	0.48
5.00%, 07/01/18	1,000	1,209	1.09
Los Rios Comm. College Dist., G.O. Prop. Tax Ref. Bonds, 4.00%, 08/01/16	500	558	0.50
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, 5.00%, 07/01/14	100	107	0.10
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series B:
4.00%, 07/01/14	100	105	0.09
5.00%, 07/01/15	200	222	0.20
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series B-1 (Mandatory Put 05/01/15 @ 100), 0.45%, 07/01/27[1]	1,600	1,600	1.44
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series B-2 (Mandatory Put 05/01/15 @ 100), 0.45%, 07/01/27[1]	500	500	0.45
Modesto Irrigation Dist., Energy Res. Auth. Rev. Ref. Bonds, Series A, 5.00%, 07/01/15	300	331	0.30
Mountain View Shoreline Regional Park Comm., Tax Increment Allocation Rev. Ref. Bonds, 4.00%, 08/01/15	375	396	0.36
Northern California Power Agcy., Energy Res, Auth. Rev. Bonds, Series A, 3.00%, 06/01/13	200	202	0.18
Rancho Santiago Comm. College Dist., G.O. Prop. Tax Ref. Bonds, 4.00%, 09/01/19	1,000	1,176	1.06
Sacramento County Sanitation Dist. Fncg. Auth., Sewer Rev. Ref. Bonds, 5.00%, 12/01/14	250	272	0.24
Sacramento Muni. Util. Dist., Energy Res. Auth. Rev. Bonds, Series R (NATL-RE Insured), 5.00%, 08/15/17	120	123	0.11
Sacramento Muni. Util. Dist., Energy Res. Auth. Rev. Bonds, Series R (Pre-refunded with St. & Loc. Govt. Series to 08/15/2013 @ 100), (NATL-RE Insured), 5.00%, 08/15/17	280	287	0.26
Sacramento Muni. Util. Dist., Energy Res. Auth. Rev. Ref. Bonds, 5.00%, 07/01/15	100	110	0.10
Sacramento Muni. Util. Dist., Energy Res. Auth. Rev. Ref. Bonds, Series X, 5.00%, 08/15/17	250	293	0.26
Sacramento Regional Transit Dist., Transit Rev. Ref. Bonds, 5.00%, 03/01/18	250	291	0.26
San Bernardino County Trans. Auth. Rev. Bonds, Series A, 4.00%, 03/01/18	500	579	0.52
San Diego Comm. College Dist., G.O. Prop. Tax Ref. Bonds:
4.00%, 08/01/17	400	459	0.41
5.00%, 08/01/18	1,000	1,225	1.10
San Diego County Regional Airport Auth., Port, Airport & Marina Imps. Rev. Ref. Bonds, Sub-Series A:
5.00%, 07/01/16	250	284	0.26
5.00%, 07/01/17	650	756	0.68
San Diego County Water Auth., Water Rev. Certs. of Part. Ref. Bonds, Series 2008 A (AGM Insured), 5.00%, 05/01/14	500	529	0.48
San Diego County Water Auth., Water Rev. Certs. of Part. Ref. Bonds, Series A (NATL-RE FGIC Insured), 5.25%, 05/01/18	500	606	0.55
San Diego County Water Auth., Water Rev. Ref. Bonds, Series A, 5.00%, 05/01/17	850	999	0.90
San Diego County Water Auth., Water Rev. Ref. Bonds, Series S-1, 5.00%, 07/01/16	175	200	0.18
San Diego Public Facs. Fncg. Auth., Sewer Rev. Ref. Bonds, Series B, 5.00%, 05/15/15	300	331	0.30
San Diego Public Facs. Fncg. Auth., Solid Waste Mgmt. Disposal Imps. Rev. Bonds, Series A, 4.50%, 05/15/14	500	527	0.47
San Francisco Bay Area Rapid Transit Dist., Sales Tax Rev. Ref. Bonds, 3.00%, 07/01/13	125	126	0.11
San Francisco City & County Airports Commission, Port, Airport & Marina Rev. Ref. Bonds, Series B, 5.00%, 05/01/16	200	228	0.21
San Francisco City & County Airports Commission, Port, Airport & Marina Rev. Ref. Bonds, Series C (AGM Insured), 5.00%, 05/01/14	500	529	0.48
San Francisco City & County Airports Commission, Port, Airport & Marina Rev. Ref. Bonds, Series D, 5.00%, 05/01/18	500	602	0.54
San Francisco City & County Public Utils. Commission, Water Rev. Ref. Bonds, Series C, 5.00%, 11/01/13	400	414	0.37
San Francisco Unified School Dist., G.O. School Imps. Prop. Tax Bonds, Series A, 5.00%, 06/15/18	500	606	0.55
San Francisco Unified School Dist., G.O. School Imps. Prop. Tax Bonds, Series B, 5.00%, 06/15/15	100	111	0.10
San Jose Redev. Agcy., Tax Increment Allocation Ref. Bonds, 4.00%, 08/01/16	300	311	0.28
San Jose Unified School Dist., G.O. Prop. Tax Ref. Bonds:
4.00%, 08/01/18	300	349	0.31
4.00%, 08/01/19	475	560	0.50
San Mateo Joint Powers Fncg. Auth., Lease Rev. Ref. Bonds, Series A:
3.00%, 07/15/13	100	101	0.09
4.00%, 07/15/13	125	127	0.11
Santa Margarita Water Dist., Special Tax Ref. Bonds, 4.00%, 09/01/17	820	846	0.76
Sonoma-Marin Area Rail Transit Dist. Rev. Bonds, Series A:
4.00%, 03/01/16	500	551	0.50
5.00%, 03/01/18	750	898	0.81
South Placer Wastewater Auth., Solid Waste Mgmt. Rev. Ref. Bonds, Series D, 0.93%, 11/01/14[1]	1,000	1,001	0.90
Southern California Public Power Auth., Energy Res. Auth. Imps. Rev. Bonds:
4.00%, 07/01/15	225	244	0.22
5.00%, 07/01/16	200	229	0.21
5.00%, 07/01/17	750	878	0.79
5.00%, 07/01/18	200	240	0.22
Southern California Public Power Auth., Energy Res. Auth. Imps. Rev. Bonds, Series A:
4.00%, 07/01/16	150	166	0.15
5.00%, 07/01/17	775	908	0.82
Southern California Public Power Auth., Energy Res. Auth. Rev. Ref. Bonds:
5.00%, 07/01/14	500	533	0.48
5.00%, 07/01/16	500	574	0.52
Southern California Public Power Auth., Energy Res. Auth. Rev. Ref. Bonds, Series A:
5.00%, 07/01/16	705	806	0.73
5.00%, 07/01/19	600	730	0.66
Southern California Public Power Auth., Misc. Rev. Ref. Bonds, Series A, 5.00%, 07/01/18	300	362	0.33
State of California, G.O. Cash Flow Mgmt. Sales Tax Rev. Bonds, Series A:
5.25%, 07/01/13	225	230	0.21
5.25%, 07/01/14	600	641	0.58
State of California, G.O. Cash Flow Mgmt. Sales Tax Rev. Bonds, Series A (Escrowed to Maturity), 5.25%, 07/01/14	250	268	0.24
State of California, G.O. Cash Flow Mgmt. Sales Tax Rev. Bonds, Series A (Pre-refunded with St. & Loc. Govt. Series to 07/01/14 @ 100), 5.00%, 07/01/15	500	533	0.48
State of California, G.O. General Fund Ref. Bonds, 5.00%, 02/01/18	1,000	1,196	1.08
State of California, G.O. General Fund Ref. Bonds, Series CF, 2.25%, 12/01/13	975	988	0.89
State of California, G.O. General Fund Ref. Notes, 5.00%, 04/01/15	500	550	0.50
State of California, G.O. General Fund Ref. Notes (NATL-RE Insured), 5.00%, 06/01/15	250	277	0.25
State of California, G.O. Misc. Rev. Ref. Bonds:
4.00%, 09/01/17	500	571	0.51
5.00%, 09/01/19	700	863	0.78
State of California, G.O. Prop. Tax Ref. Bonds:
4.00%, 04/01/18	500	575	0.52
5.00%, 06/01/15	200	221	0.20
State of California, G.O. Prop. Tax Ref. Bonds, Series B, 0.85%, 05/01/17[1]	400	401	0.36
State of California, G.O. Prop. Tax Ref. Bonds, Series B (Mandatory Put 07/01/14 @ 100), 5.00%, 07/01/23[1]	200	213	0.19
State of California, G.O. Public Imps. Misc. Rev. Bonds:
4.00%, 09/01/18	570	661	0.60
5.50%, 04/01/19	2,050	2,566	2.31
State of California, G.O. Public Imps. Prop. Tax Bonds (Pre-refunded with St. & Loc. Govt. Series to 02/01/14 @ 100), 5.00%, 02/01/33	600	629	0.57
State of California, G.O. Public Imps. Prop. Tax Rev. Bonds (Pre-refunded with St. & Loc. Govt. Series to 04/01/14 @ 100), 5.30%, 04/01/29	695	736	0.66
State of California, G.O. Sales Tax Rev. Bonds, Series A (NATL-RE FGIC Insured), 5.25%, 07/01/14	500	534	0.48
Tuolumne Wind Project Auth., Energy Res. Auth. Imps. Rev. Bonds, Series A, 5.00%, 01/01/15	100	108	0.10
Turlock Irrigation Dist., Energy Res. Auth. Rev. Ref. Bonds, 5.00%, 01/01/17	300	344	0.31
Univ. of California, College & Univ. Imps. Rev. Bonds, Series AB, 5.00%, 05/15/16	350	401	0.36
Univ. of California, College & Univ. Rev. Ref. Bonds, Series E, 5.00%, 05/15/16	200	229	0.21
_______________________
		85,353	76.86
_______________________
Florida - 1.34%
Citizens Prop. Insurance Corp., Cash Flow Mgmt. Misc. Rev. Bonds, 5.00%, 06/01/15	100	109	0.10
Citizens Prop. Insurance Corp., Rev. Bonds, 1.75%, 06/01/14[1]	700	705	0.63
Florida Hurricane Catastrophe Fund Fin. Corp., Misc. Purposes Rev. Bonds, Series A, 5.00%, 07/01/16	600	680	0.61
_______________________
		1,494	1.34
_______________________
Guam - 0.30%
Territory of Guam, Cash Flow Mgmt., Misc. Rev. Bonds, Series A, 5.00%, 01/01/17	300	338	0.30
_______________________
		338	0.30
_______________________
Louisiana - 0.22%
Louisiana Housing Fin. Agcy., Loc. or GTD Housing Rev. Bonds (GNMA/FNMA COLL Insured), 4.60%, 12/01/28	230	246	0.22
_______________________
		246	0.22
_______________________
Mississippi - 0.48%
Jackson State Univ. Educ. Building Corp., College & Univ. Imps. Lease Rev. Bonds (Mandatory Put 03/01/15 @ 100) (AGM Insured), 5.00%, 03/01/34[1]	490	530	0.48
_______________________
		530	0.48
_______________________
Total bonds & notes (cost: $86,151,095)		87,961	79.20
_______________________

Short-term securities - 22.16%
California Health Facs. Fncg. Auth., Special Assessment Rev. Ref. Bonds, 0.07%, 09/01/38[1]	1,070	1,070	0.97
California Infrastructure & Econ. Dev. Bank, Misc. Rev. Ref. Bonds, 0.07%, 10/01/47[1]	$1,900	$1,900	1.71%
California Infrastructure & Econ. Dev. Bank, Misc. Rev. Ref. Bonds, Series A, 0.17%, 12/01/31[1]	1,220	1,220	1.10
California Muni. Fin. Auth., Ind. Imps. Rev. Bonds:[1]
0.08%, 11/01/35	2,300	2,300	2.07
0.10%, 11/01/35	950	950	0.86
California Pollution Control Fin. Auth., Energy Res. Auth. Rev. Ref. Bonds, 0.08%, 11/01/26[1]	2,700	2,700	2.43
California Statewide Comms. Dev. Auth., Health Care Facs. Rev. Ref. Bonds, Series C, 0.10%, 08/15/27[1]	2,700	2,700	2.43
California Statewide Comms. Dev. Auth., Res. Recovery Rev. Ref. Bonds, 0.10%, 05/15/24[1]	400	400	0.36
City of Irvine California, Public Imps. Special Assessment Bonds, Series A, 0.10%, 09/02/29[1]	468	468	0.42
City of Irvine California, Public Imps. Special Assessment Bonds, Series B, 0.10%, 09/02/29[1]	2,200	2,200	1.98
Irvine Unified School Dist., School Imps. Special Tax Bonds, 0.07%, 09/01/51[1]	1,700	1,700	1.53
Los Angeles Dept. of Water & Power, Energy Res. Auth. Rev. Ref. Bonds, Sub-Series A-1, 0.08%, 07/01/35[1]	3,000	3,000	2.70
Sacramento County Sanitation Dist. Fncg. Auth., Sewer Rev. Ref. Bonds, Series A, 0.10%, 12/01/36[1]	1,500	1,500	1.35
State of California, G.O. Sales Tax Rev. Bonds, Series C, 0.08%, 07/01/23[1]	2,500	2,500	2.25
_______________________
Total Short-term securities (cost: $24,608,000)		24,608	22.16
_______________________
Total investment securities (cost: $110,759,095)		112,569	101.36
Other assets less liabilities		(1,512)	(1.36)
_______________________
Net assets		$111,057	100.00%

1			Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.

Key to abbreviations
Agcy.	= Agency
AGM	= Assured Guaranty Municipal Corporation
Auth.	= Authority
CA Mtg. Ins.	= California Mortgage Insurance
Certs. of Part.	= Certificates of Participation
COLL	= Collateral
Comm.	= Community
Comms.	= Communities
Corp.	= Corporation
Corps.	= Corporations
Dept.	= Department
Dev.	= Development
Dist.	= District
Econ.	= Economic
Educ.	= Educational
Facs.	= Facilities
FGIC	= Financial Guaranty Insurance Company
Fin.	= Finance
Fncg.	= Financing
FNMA	= Federal National Mortgage Association
GNMA	= Government National Mortgage Association
G.O.	= General Obligation
Govt.	= Government
GTD	= Guaranteed
Imps.	= Improvements
Ind.	= Industrial
Loc.	= Local
Mgmt.	= Management
Misc.	= Miscellaneous
Muni.	= Municipal
NATL-RE	= National Reinsurance
Prop.	= Property
Rec.	= Recreational
Redev.	= Redevelopment
Ref.	= Refunding
Res.	= Resource
Ress.	= Resources
Rev.	= Revenue
St.	= State
Univ.	= University
Util.	= Utility
Utils.	= Utilities

Capital Core Bond Fund

Schedule of Investments

at January 31, 2013 (unaudited)

	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes - 97.91%
U.S. government & government agency bonds & notes - 48.16%
Fannie Mae:
1.75%, 05/07/13	$2,000	$2,008	0.69%
2.75%, 03/13/14	2,000	2,057	0.70
1.25%, 09/28/16	1,000	1,024	0.35
1.25%, 01/30/17	1,445	1,475	0.50
1.00%, 11/15/17	4,645	4,645	1.58
Federal Home Loan Banks, 1.00%, 06/21/17	600	604	0.21
Freddie Mac:
0.375%, 10/30/13	500	501	0.17
5.00%, 07/15/14	1,000	1,069	0.36
0.75%, 11/25/14	1,700	1,715	0.59
0.50%, 08/28/15	2,500	2,509	0.86
4.75%, 01/19/16	2,000	2,256	0.77
2.50%, 05/27/16	1,000	1,065	0.36
1.00%, 06/29/17	500	504	0.17
4.875%, 06/13/18	500	599	0.20
1.75%, 05/30/19	2,155	2,209	0.75
U.S. Treasury Bonds, 7.625%, 02/15/25	1,000	1,576	0.54
U.S. Treasury Inflation Indexed Bonds:
1.875%, 07/15/13	4,996	5,107	1.74
2.00%, 01/15/14	1,558	1,615	0.55
0.125%, 04/15/16	6,775	7,195	2.45
2.375%, 01/15/17	377	440	0.15
0.125%, 04/15/17	2,028	2,184	0.74
0.125%, 07/15/22	1,001	1,083	0.37
2.375%, 01/15/25	3,286	4,394	1.50
U.S. Treasury Notes:
3.125%, 09/30/13	3,000	3,059	1.04
2.375%, 09/30/14	9,250	9,579	3.27
2.375%, 10/31/14	455	472	0.16
4.25%, 11/15/14	1,000	1,071	0.37
4.00%, 02/15/15	3,905	4,200	1.43
1.25%, 09/30/15	500	512	0.17
4.50%, 02/15/16	500	561	0.19
2.625%, 02/29/16	14,720	15,707	5.36
1.50%, 06/30/16	3,750	3,877	1.32
1.50%, 07/31/16	4,400	4,550	1.55
1.00%, 09/30/16	1,000	1,016	0.35
4.625%, 02/15/17	4,000	4,633	1.58
1.00%, 03/31/17	1,000	1,013	0.35
0.875%, 04/30/17	1,000	1,007	0.34
4.50%, 05/15/17	11,020	12,787	4.36
8.75%, 05/15/17	490	657	0.22
0.75%, 06/30/17	250	250	0.09
1.875%, 08/31/17	6,950	7,294	2.49
3.875%, 05/15/18	1,000	1,152	0.39
2.375%, 05/31/18	9,815	10,541	3.60
4.00%, 08/15/18	4,000	4,653	1.59
1.00%, 09/30/19	500	491	0.17
3.50%, 05/15/20	2,075	2,374	0.81
1.625%, 11/15/22	2,000	1,937	0.66
_______________________
Total U.S. government & government agency bonds & notes		141,227	48.16
_______________________

Mortgage-backed obligations - 24.03%
Federal agency mortgage-backed obligations - 20.48%
Fannie Mae:
4.50%, 07/01/19	$162	$174	0.06%
4.50%, 03/01/20	701	754	0.26
2.717%, 02/25/22	500	518	0.18
3.50%, 10/01/25	6,948	7,356	2.51
3.00%, 01/01/27	844	888	0.30
2.50%, 11/01/27	4,734	4,935	1.68
2.50%, 12/01/27	586	610	0.21
2.50%, 02/01/28 TBA	10,725	11,110	3.79
3.50%, 02/01/28 TBA	8,100	8,570	2.92
5.50%, 04/25/37	148	165	0.06
6.00%, 08/01/37	77	84	0.03
5.50%, 04/01/38	1,545	1,677	0.57
5.50%, 09/01/38	2,410	2,616	0.89
5.00%, 06/01/41	1,705	1,915	0.65
5.00%, 08/01/41	457	513	0.18
3.171%, 09/01/41	380	400	0.14
3.50%, 07/01/42	4,857	5,145	1.75
6.00%, 02/01/43 TBA	500	546	0.19
4.00%, 03/01/43 TBA	2,875	3,053	1.04
Freddie Mac:
1.873%, 01/25/18	460	474	0.16
2.699%, 05/25/18	790	844	0.29
2.303%, 09/25/18	2,350	2,462	0.84
3.974%, 01/25/21	524	595	0.20
2.373%, 05/25/22	500	503	0.17
6.00%, 02/15/37	109	122	0.04
Ginnie Mae:
4.50%, 01/20/40	217	239	0.08
3.50%, 02/01/43 TBA	3,525	3,782	1.29
_______________________
		60,050	20.48
_______________________
Commercial mortgage-backed securities - 3.55%
Bear Stearns Commercial Mortgage Securities, 5.53%, 09/11/41	934	978	0.33
Citigroup/Deutsche Bank Commercial Mortgage Trust:
5.219%, 07/15/44[1]	1,080	1,192	0.41
5.617%, 10/15/48	314	358	0.12
DBUBS Mortgage Trust, Series 144A, 3.742%, 11/10/46[2]	1,631	1,761	0.60
Greenwich Capital Commercial Funding Corp., 5.444%, 03/10/39	350	400	0.14
GS Mortgage Securities Corp. II, 1.468%, 08/10/44	373	377	0.13
JPMorgan Chase Commercial Mortgage Securities Corp.:
4.895%, 09/12/37	500	545	0.19
5.20%, 12/15/44[1]	500	554	0.19
5.871%, 04/15/45[1]	500	573	0.19
5.725%, 02/12/49[1]	650	759	0.26
JPMorgan Chase Commercial Mortgage Securities Corp., Series 144A, 3.672%, 02/15/46[2]	500	541	0.18
Morgan Stanley Capital I, 5.209%, 11/14/42[1]	350	385	0.13
Wachovia Bank Commercial Mortgage Trust:[1]
5.118%, 07/15/42	1,075	$1,173	0.40
5.297%, 12/15/44	750	831	0.28
_______________________
		10,427	3.55
_______________________
Total mortgage-backed obligations		70,477	24.03
_______________________

Corporate bonds & notes - 23.94%
Banks - 2.56%
Bank of America Corp.:
2.00%, 01/11/18	585	581	0.20
5.00%, 05/13/21	250	280	0.09
BNP Paribas SA, 3.059%, 12/20/14[1]	430	447	0.15
Citigroup, Inc.:
4.75%, 05/19/15	250	269	0.09
4.587%, 12/15/15	350	381	0.13
4.45%, 01/10/17	550	604	0.21
JP Morgan Chase & Co.:
3.40%, 06/24/15	120	127	0.04
4.625%, 05/10/21	125	140	0.05
3.20%, 01/25/23	875	871	0.30
Northern Trust Corp., 4.625%, 05/01/14	300	315	0.11
The Goldman Sachs Group, Inc.:
2.375%, 01/22/18	510	512	0.17
3.625%, 01/22/23	350	350	0.12
The Royal Bank of Scotland PLC, 4.375%, 03/16/16	1,000	1,092	0.37
UBS AG/Stamford CT:
3.875%, 01/15/15	275	292	0.10
4.875%, 08/04/20	250	286	0.10
Wells Fargo & Co., 0.50%, 10/28/15[1]	815	812	0.28
Wells Fargo & Co., Series I, 3.75%, 10/01/14	150	158	0.05
_______________________
		7,517	2.56
_______________________
Oil & gas - 2.10%
Anadarko Petroleum Corp., 6.375%, 09/15/17	750	890	0.30
BG Energy Capital PLC, Series 144A, 4.00%, 10/15/21[2]	500	542	0.19
Canadian Natural Resources Ltd., 1.45%, 11/14/14	300	304	0.10
Cenovus Energy, Inc., 4.50%, 09/15/14	300	318	0.11
Devon Energy Corp., 3.25%, 05/15/22	375	378	0.13
Husky Energy, Inc., 7.25%, 12/15/19	250	324	0.11
Phillips 66, 4.30%, 04/01/22	290	318	0.11
Shell International Finance BV, 4.00%, 03/21/14	350	364	0.12
Statoil ASA:
3.125%, 08/17/17	300	324	0.11
2.45%, 01/17/23	540	526	0.18
Total Capital Canada Ltd.:
1.625%, 01/28/14	350	355	0.12
2.75%, 07/15/23	115	115	0.04
Total Capital International SA:
2.875%, 02/17/22	230	236	0.08
2.70%, 01/25/23	540	538	0.18
Transocean, Inc.:
6.375%, 12/15/21	310	365	0.13
3.80%, 10/15/22	250	248	0.09
_______________________
		6,145	2.10
_______________________
Pharmaceuticals - 1.94%
AbbVie, Inc., Series 144A, 2.90%, 11/06/22[2]	925	917	0.31
Express Scripts Holding Co., 2.65%, 02/15/17	250	259	0.09
GlaxoSmithKline Capital PLC:
0.75%, 05/08/15	440	442	0.15
1.50%, 05/08/17	241	244	0.08
2.85%, 05/08/22	250	253	0.09
Mckesson Corp.:
0.95%, 12/04/15	45	45	0.02
3.25%, 03/01/16	795	850	0.29
Medco Health Solutions, Inc., 4.125%, 09/15/20	495	536	0.18
Merck & Co., Inc., 1.10%, 01/31/18	250	248	0.08
Novartis Capital Corp., 2.90%, 04/24/15	560	588	0.20
Novartis Securities Investment Ltd., 5.125%, 02/10/19	300	358	0.12
Pfizer, Inc., 6.20%, 03/15/19	300	376	0.13
Sanofi-Aventis SA, 0.62%, 03/28/14[1]	500	502	0.17
Teva Pharmaceutical Finance IV LLC, 2.25%, 03/18/20	75	75	0.03
_______________________
		5,693	1.94
_______________________
Electric - 1.91%
Appalachian Power Co., Series S, 3.40%, 05/24/15	250	264	0.09
Consumers Energy Co., 5.65%, 09/15/18	375	454	0.16
Entergy Louisiana LLC, 1.875%, 12/15/14	350	358	0.12
Midamerican Energy Holdings Co., 5.75%, 04/01/18	300	360	0.12
Pacific Gas & Electric Co., 2.45%, 08/15/22	300	295	0.10
Pacificorp, 5.65%, 07/15/18	755	920	0.31
PSEG Power LLC, 2.75%, 09/15/16	250	261	0.09
Public Service Co. of Colorado, 3.20%, 11/15/20	300	322	0.11
Tampa Electric Co., 2.60%, 09/15/22	350	348	0.12
Teco Finance, Inc.:
6.75%, 05/01/15	250	280	0.10
4.00%, 03/15/16	390	420	0.14
Virginia Electric and Power Co.:
5.40%, 04/30/18	621	745	0.25
2.95%, 01/15/22	300	312	0.11
Wisconsin Electric Power Co., 2.95%, 09/15/21	250	257	0.09
_______________________
		5,596	1.91
_______________________
Media - 1.74%
CBS Corp., 1.95%, 07/01/17	200	204	0.07
Comcast Corp.:
5.85%, 11/15/15	300	340	0.12
5.70%, 05/15/18	300	358	0.12
3.125%, 07/15/22	280	281	0.10
NBCUniversal Media LLC, 5.15%, 04/30/20	350	408	0.14
News America, Inc.:
5.30%, 12/15/14	785	851	0.29
4.50%, 02/15/21	350	396	0.14
The Walt Disney Co.:
4.50%, 12/15/13	630	653	0.22
5.50%, 03/15/19	300	362	0.12
Time Warner Cable, Inc., 3.50%, 02/01/15	845	890	0.30
Time Warner, Inc., 5.875%, 11/15/16	300	351	0.12
_______________________
		5,094	1.74
_______________________
REITS - 1.69%
AvalonBay Communities, Inc., 2.85%, 03/15/23	120	117	0.04
ERP Operating LP:
5.25%, 09/15/14	300	322	0.11
4.625%, 12/15/21	350	390	0.13
Kimco Realty Corp., 5.584%, 11/23/15	1,048	1,170	0.40
Mack-Cali Realty LP, 2.50%, 12/15/17	200	202	0.07
Prologis LP:
7.625%, 08/15/14	275	300	0.10
6.875%, 03/15/20	350	429	0.15
Simon Property Group LP:
4.20%, 02/01/15	300	318	0.11
5.25%, 12/01/16	385	440	0.15
WEA Finance LLC / WT Finance Aust Pty Ltd., Series 144A, 3.375%, 10/03/22[2]	710	717	0.24
WEA Finance LLC, Series 144A, 4.625%, 05/10/21[2]	500	554	0.19
_______________________
		4,959	1.69
_______________________
Beverages - 1.43%
Anheuser-Busch InBev Worldwide, Inc.:
0.665%, 07/14/14[1]	585	587	0.20
4.125%, 01/15/15	300	320	0.11
1.375%, 07/15/17	420	422	0.14
Pepsi Co., Inc., 0.875%, 10/25/13	500	502	0.17
Pernod-Ricard SA, Series 144A, 2.95%, 01/15/17[2]	800	837	0.29
SABMiller Holdings, Inc., Series 144A:[2]
2.45%, 01/15/17	245	254	0.09
3.75%, 01/15/22	500	532	0.18
The Coca-Cola Co.:
3.625%, 03/15/14	375	388	0.13
1.50%, 11/15/15	350	360	0.12
_______________________
		4,202	1.43
_______________________
Telecommunications - 0.93%
AT&T, Inc.:
2.40%, 08/15/16	200	209	0.07
1.40%, 12/01/17	440	437	0.15
Cellco Partnership/Verizon Wireless Capital LLC, 7.375%, 11/15/13	490	515	0.18
Cisco Systems, Inc., 0.559%, 03/14/14[1]	200	200	0.07
Deutsche Telekom International Finance BV, Series 144A, 2.25%, 03/06/17[2]	500	512	0.17
France Telecom SA, 4.375%, 07/08/14	300	315	0.11
Verizon Communications, Inc., 1.25%, 11/03/14	200	203	0.07
Vodafone Group PLC, 5.00%, 09/15/15	300	333	0.11
_______________________
		2,724	0.93
_______________________
Pipelines - 0.90%
Enbridge, Inc., 5.60%, 04/01/17	790	905	0.31
Enterprise Products Operating LLC, 6.30%, 09/15/17	420	506	0.17
Kinder Morgan Energy Partners LP, 3.95%, 09/01/22	690	722	0.24
TransCanada PipeLines Ltd., 3.40%, 06/01/15	190	202	0.07
Williams Partners LP, 3.80%, 02/15/15	300	317	0.11
_______________________
		2,652	0.90
_______________________
Diversified financial services - 0.88%
General Electric Capital Corp.:
2.30%, 04/27/17	250	258	0.09
1.60%, 11/20/17	435	435	0.15
Murray Street Investment Trust I, 4.647%, 03/09/17	885	959	0.32
National Rural Utilities Cooperative Finance Corp., 1.00%, 02/02/15	733	738	0.25
Woodside Finance Ltd., Series 144A, 4.60%, 05/10/21[2]	185	204	0.07
_______________________
		2,594	0.88
_______________________
Miscellaneous manufacturing - 0.79%
Danaher Corp., 2.30%, 06/23/16	200	210	0.07
General Electric Co.:
5.25%, 12/06/17	620	726	0.25
2.70%, 10/09/22	1,080	1,067	0.36
Honeywell International, Inc., 3.875%, 02/15/14	300	310	0.11
_______________________
		2,313	0.79
_______________________
Healthcare-services - 0.78%
Aetna, Inc.:
1.50%, 11/15/17	350	350	0.12
2.75%, 11/15/22	655	635	0.22
Howard Hughes Medical Institute, 3.45%, 09/01/14	140	147	0.05
Humana, Inc., 3.15%, 12/01/22	300	294	0.10
UnitedHealth Group, Inc.:
1.40%, 10/15/17	250	250	0.08
2.75%, 02/15/23	285	282	0.10
WellPoint, Inc., 4.35%, 08/15/20	300	328	0.11
_______________________
		2,286	0.78
_______________________
Food - 0.76%
ConAgra Foods, Inc., 1.90%, 01/25/18	350	352	0.12
General Mills, Inc., 0.66%, 05/16/14[1]	500	501	0.17
Kraft Foods Group, Inc., 3.50%, 06/06/22	500	524	0.18
Kraft Foods, Inc., 5.375%, 02/10/20	445	530	0.18
The Kroger Co., 2.20%, 01/15/17	300	309	0.11
_______________________
		2,216	0.76
_______________________
Chemicals - 0.71%
Ecolab, Inc.:
2.375%, 12/08/14	730	751	0.26
3.00%, 12/08/16	180	192	0.06
Ei Du Pont De Nemours & Co., 0.73%, 03/25/14[1]	455	457	0.16
The Dow Chemical Co., 4.125%, 11/15/21	617	668	0.23
_______________________
		2,068	0.71
_______________________
Biotechnology - 0.67%
Amgen, Inc.:
1.875%, 11/15/14	250	255	0.09
3.625%, 05/15/22	250	265	0.09
Biogen Idec, Inc., 6.00%, 03/01/13	640	643	0.22
Gilead Sciences, Inc.:
2.40%, 12/01/14	100	103	0.03
3.05%, 12/01/16	80	86	0.03
4.40%, 12/01/21	550	618	0.21
_______________________
		1,970	0.67
_______________________
Insurance - 0.67%
American International Group, Inc., 4.875%, 06/01/22	440	491	0.17
Berkshire Hathaway, Inc.:
0.74%, 02/11/13[1]	755	755	0.26
0.80%, 02/11/16	720	722	0.24
_______________________
		1,968	0.67
_______________________
Transportation - 0.66%
Burlington Northern Santa Fe LLC:
7.00%, 02/01/14	600	637	0.22
3.60%, 09/01/20	300	321	0.11
Canadian National Railway Co.:
4.95%, 01/15/14	690	720	0.24
5.55%, 05/15/18	50	59	0.02
2.85%, 12/15/21	200	206	0.07
_______________________
		1,943	0.66
_______________________
Mining - 0.54%
BHP Billiton Finance USA Ltd., 1.625%, 02/24/17	510	517	0.18
Newcrest Finance Pty Ltd., Series 144A, 4.45%, 11/15/21[2]	450	473	0.16
Rio Tinto Finance USA Ltd., 2.50%, 05/20/16	300	314	0.11
Teck Resources Ltd., 3.15%, 01/15/17	260	270	0.09
_______________________
		1,574	0.54
_______________________

Retail - 0.41%
Home Depot, Inc., 4.40%, 04/01/21	350	405	0.14
Target Corp., 6.00%, 01/15/18	350	426	0.15
Wal-Mart Stores, Inc., 5.80%, 02/15/18	300	365	0.12
_______________________
		1,196	0.41
_______________________
Auto Manufacturers - 0.29%
Daimler Finance North America LLC, Series 144A, 1.95%, 03/28/14[2]	300	304	0.10
Toyota Motor Credit Corp., 1.75%, 05/22/17	250	255	0.09
Volkswagen International Finance NV, Series 144A, 0.918%, 04/01/14[1,2]	300	301	0.10
_______________________
		860	0.29
_______________________
Cosmetics/Personal Care - 0.28%
The Procter & Gamble Co., 1.80%, 11/15/15	790	816	0.28
_______________________
		816	0.28
_______________________
Environmental Control - 0.25%
Republic Services, Inc., 5.00%, 03/01/20	350	401	0.14
Waste Management, Inc., 4.60%, 03/01/21	300	335	0.11
_______________________
		736	0.25
_______________________
Computers - 0.14%
International Business Machines Corp., 5.70%, 09/14/17	350	420	0.14
_______________________
		420	0.14
_______________________
Commercial Services - 0.12%
Catholic Health Initiatives, 1.60%, 11/01/17	350	353	0.12
_______________________
		353	0.12
_______________________
Investment Companies - 0.10%
BHP Billiton Finance USA Ltd., 1.125%, 11/21/14	300	304	0.10
_______________________
		304	0.10
_______________________
Aerospace/Defense - 0.10%
Raytheon Co.:
6.75%, 03/15/18	5	6	—
4.40%, 02/15/20	15	17	0.01
United Technologies Corp., 3.10%, 06/01/22	270	280	0.09
_______________________
		303	0.10
_______________________
Healthcare-products - 0.10%
Johnson & Johnson, 0.40%, 05/15/14[1]	300	301	0.10
_______________________
		301	0.10
_______________________

Advertising - 0.09%
Omnicom Group, Inc., 3.625%, 05/01/22	250	257	0.09
_______________________
		257	0.09
_______________________
Office/Business Equip - 0.09%
Xerox Corp., 2.95%, 03/15/17	250	254	0.09
_______________________
		254	0.09
_______________________
Internet - 0.09%
Google, Inc., 1.25%, 05/19/14	250	253	0.09
_______________________
		253	0.09
_______________________
Software - 0.09%
Oracle Corp., 1.20%, 10/15/17	250	250	0.09
_______________________
		250	0.09
_______________________
Agriculture - 0.08%
Altria Group, Inc., 2.85%, 08/09/22	250	242	0.08
_______________________
		242	0.08
_______________________
Iron/Steel - 0.03%
Cliffs Natural Resources, Inc., 4.875%, 04/01/21	75	74	0.03
_______________________
		74	0.03
_______________________
Gas - 0.02%
National Grid PLC, 6.30%, 08/01/16	55	64	0.02
_______________________
		64	0.02
_______________________
Total corporate bonds & notes		70,197	23.94
_______________________
Municipals - 1.19%
Citizens Property Insurance Corp. Rev, Series A, 5.00%, 06/01/21	750	886	0.30
County of Harris, Highway Rev. Tolls Ref. Bonds, 1.061%, 08/15/16	1,000	999	0.34
State of Illinois, G.O. Pension Fndg. Prop. Tax Bonds, 4.026%, 03/01/14	740	762	0.26
State of Illinois, G.O. School Imps. Misc. Rev. Bonds, 4.422%, 04/01/15	300	314	0.11
Univ. of Texas System, College & Univ. Rev. Ref. Bonds, Series D, 2.616%, 08/15/15	500	525	0.18
_______________________
Total municipals		3,486	1.19
_______________________
Government & government agency bonds & notes outside the U.S. - 0.06%
European Investment Bank, 3.125%, 06/04/14	160	166	0.06
_______________________
Total government & government agency bonds & notes outside the U.S.		166	0.06
_______________________
Asset-backed obligations - 0.53%
AEP Texas Central Transition Fndg. LLC, 5.09%, 07/01/17	75	79	0.03
Hertz Vehicle Financing LLC, Series 144A, 1.12%, 08/25/17[2]	1,350	1,351	0.46
Honda Auto Receivables Owner Trust, 1.34%, 03/18/14	130	131	0.04
_______________________
Total asset-backed obligations		1,561	0.53
_______________________
Total bonds & notes (cost: $279,342,513)		287,114	97.91
_______________________

Short-term securities - 11.29%
Chariot Funding LLC, 0.21%, 03/18/13[3]	1,500	1,499	0.51
Federal Home Loan Bank:[3]
0.075%, 02/20/13	2,000	2,000	0.68
0.07%, 02/22/13	4,300	4,300	1.47
0.11%, 05/15/13	4,600	4,599	1.57
Federal Home Loan Mortgage, 0.08%, 03/05/13[3]	3,400	3,400	1.16
National Rural Utilities Cooperative Finance Corp., 1.00%, 02/01/13[3]	3,000	3,000	1.02
NetJets, Inc., 0.08%, 02/07/13[3]	3,800	3,800	1.30
Paccar Financial Corp., 0.14%, 03/15/13[3]	6,100	6,099	2.08
Private Export Fndg.:[3]
0.14%, 02/22/13	3,300	3,300	1.13
0.26%, 06/18/13	1,100	1,099	0.37
_______________________
Total Short-term securities (cost: $33,095,257)		33,096	11.29
_______________________
Total investment securities (cost: $312,437,770)		320,210	109.20
Other assets less liabilities		(26,983)	(9.20)
_______________________
Net assets		$293,227	100.00%

1			Indicates a variable rate security. The interest rate shown reflects the rate in effect at January 31, 2013.
2			Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2013, the aggregate market value of these securities amounted to $9,797,947, representing 3.34% of net assets.
3			Zero coupon bond; interest rate represents current yield to maturity.

Key to abbreviations
Co.	= Company
Corp.	= Corporation
Fndg.	= Funding
G.O.	= General Obligation
Imps.	= Improvements
Inc.	= Incorporated
Ltd.	= Limited
Misc.	= Miscellaneous
Prop.	= Property
Ref.	= Refunding
REITS	= Real Estate Investment Trusts
Rev.	= Revenue
TBA	= To be announced
Univ.	= University

Capital Global Equity Fund

Schedule of Investments

at January 31, 2013 (unaudited)

	Shares	Market value (000)	Percent of net assets
Common Stocks - 95.05%
Information Technology - 15.47%
Google, Inc., Class A1	7,435	$5,619	2.16%
International Business Machines Corp.	15,150	3,077	1.19
Keyence Corp.	10,800	2,996	1.15
Oracle Corp.	64,700	2,298	0.88
Hitachi Ltd.	340,000	2,015	0.78
Samsung Electronics Co. Ltd. (GDR)	5,164	2,013	0.78
Apple, Inc.	4,400	2,003	0.77
Broadcom Corp., Class A1	56,400	1,830	0.70
Jack Henry & Associates, Inc.	41,000	1,701	0.66
Jabil Circuit, Inc.	82,800	1,566	0.60
QUALCOMM, Inc.	23,700	1,565	0.60
Murata Manufacturing Co. Ltd.	24,800	1,527	0.59
Hamamatsu Photonics K.K.	39,800	1,521	0.59
ASML Holding NV	18,596	1,396	0.54
Gemalto NV	14,319	1,275	0.49
Genpact Ltd.	70,000	1,173	0.45
Microsoft Corp.	38,600	1,060	0.41
Visa, Inc., Class A	6,500	1,026	0.40
Trend Micro, Inc.[1]	25,700	751	0.29
Premier Farnell PLC	217,900	733	0.28
TE Connectivity Ltd.	17,300	673	0.26
KLA-Tencor Corp.	11,800	648	0.25
National Instruments Corp.	21,900	622	0.24
SAP AG	6,743	552	0.21
Accenture PLC, Class A	7,100	510	0.20
_______________________
		40,150	15.47
_______________________
Financials - 15.34%
HSBC Holdings PLC	371,095	4,218	1.62
The Goldman Sachs Group, Inc.	22,000	3,253	1.25
Standard Chartered PLC	108,478	2,886	1.11
AIA Group Ltd.	682,600	2,715	1.05
Sampo OYJ, Class A	75,344	2,706	1.04
DBS Group Holdings Ltd.	220,157	2,661	1.02
CME Group, Inc.	44,700	2,586	1.00
JPMorgan Chase & Co.	52,500	2,470	0.95
ICICI Bank Ltd. (ADR)	50,200	2,299	0.89
American Tower Corp.	27,100	2,064	0.79
BlackRock, Inc.	7,500	1,772	0.68
Marsh & McLennan Cos., Inc.	46,500	1,650	0.64
Bank of China Ltd., Class H	3,057,000	1,510	0.58
Swire Properties Ltd.	338,200	1,236	0.48
BNP Paribas	15,918	999	0.38
The Progressive Corp.	43,400	976	0.38
The Charles Schwab Corp.	44,000	727	0.28
BOC Hong Kong Holdings Ltd.	171,500	588	0.23
Barclays PLC	121,900	582	0.22
Aflac, Inc.	9,600	509	0.20
Ace Ltd.	5,700	487	0.19
Sumitomo Mitsui Financial Group, Inc.	9,200	369	0.14
Aon PLC	6,200	358	0.14
Sun Hung Kai Properties Ltd.	13,000	213	0.08
_______________________
		39,834	15.34
_______________________
Consumer Discretionary - 13.09%
Comcast Corp., Class A	90,500	3,446	1.33
The Home Depot, Inc.	44,600	2,985	1.15
Compagnie Financiere Richemont SA, Class A	35,681	2,935	1.13
Tiffany & Co.	38,700	2,544	0.98
Newell Rubbermaid, Inc.	103,900	2,440	0.94
Bayerische Motoren Werke AG	19,716	1,985	0.76
SES SA	60,947	1,866	0.72
Hennes & Mauritz AB, Class B	48,665	1,793	0.69
Carnival Corp.	45,700	1,769	0.68
Target Corp.	24,700	1,492	0.58
Scripps Networks Interactive, Inc., Class A	24,100	1,489	0.57
Signet Jewelers Ltd.	23,400	1,464	0.56
Coach, Inc.	26,800	1,367	0.53
Stanley Black & Decker, Inc.	14,200	1,091	0.42
LVMH Moet Hennessy Louis Vuitton SA	5,256	991	0.38
Starbucks Corp.	14,000	786	0.30
Time Warner Cable, Inc.	8,600	768	0.30
Denso Corp.	19,400	726	0.28
Nordstrom, Inc.	9,300	514	0.20
The Walt Disney Co.	8,600	463	0.18
NIKE, Inc., Class B	8,000	432	0.17
Whitbread PLC	9,600	391	0.15
Genting Singapore PLC	180,000	225	0.09
The New York Times Co., Class A1	1,100	10	—
_______________________
		33,972	13.09
_______________________
Health Care - 12.71%
Gilead Sciences, Inc.[1]	162,000	6,391	2.46
Seattle Genetics, Inc.[1]	140,100	4,126	1.59
Bristol-Myers Squibb Co.	89,800	3,245	1.25
Express Scripts Holding Co.[1]	45,700	2,441	0.94
Allergan, Inc.	22,700	2,384	0.92
Cerner Corp.[1]	28,100	2,320	0.89
Bayer AG	22,961	2,266	0.87
Novartis AG	31,583	2,152	0.83
Novo Nordisk A/S, Class B	8,687	1,598	0.61
Essilor International SA	15,322	1,562	0.60
Sysmex Corp.	27,000	1,289	0.50
UnitedHealth Group, Inc.	18,200	1,005	0.39
Roche Holding AG	3,306	731	0.28
Sonova Holding AG1	5,833	675	0.26
Agilent Technologies, Inc.	8,800	394	0.15
DaVita, Inc.[1]	2,400	277	0.11
Ironwood Pharmaceuticals, Inc.[1]	11,300	145	0.06
_______________________
		33,001	12.71
_______________________

Industrials - 11.53%
Eaton Corp. PLC	53,800	$3,064	1.18%
Schneider Electric SA	33,470	2,550	0.98
Nielsen Holdings NV1	73,700	2,396	0.92
United Technologies Corp.	27,100	2,373	0.92
SMC Corp.	12,700	2,197	0.85
Danaher Corp.	32,300	1,936	0.75
Norfolk Southern Corp.	27,700	1,908	0.74
Caterpillar, Inc.	18,500	1,820	0.70
FANUC Corp.	10,200	1,589	0.61
Cae, Inc.	140,300	1,515	0.58
Assa Abloy AB, Class B	35,638	1,334	0.51
Iron Mountain, Inc.	36,355	1,244	0.48
JGC Corp.	32,000	906	0.35
The Boeing Co.	11,300	835	0.32
Union Pacific Corp.	5,800	762	0.29
Republic Services, Inc.	22,300	711	0.27
General Electric Co.	30,500	680	0.26
Andritz AG	8,311	547	0.21
IDEX Corp.	8,200	409	0.16
Emerson Electric Co.	6,100	349	0.14
Mitsubishi Corp.	11,600	245	0.10
Illinois Tool Works, Inc.	3,700	232	0.09
FedEx Corp.	1,600	162	0.06
3M Co.	1,600	161	0.06
_______________________
		29,925	11.53
_______________________
Energy - 8.58%
Schlumberger Ltd.	48,700	3,801	1.46
Halliburton Co.	66,000	2,685	1.03
Noble Energy, Inc.	23,600	2,544	0.98
Cenovus Energy, Inc.	75,700	2,514	0.97
Ensco PLC, Class A	29,000	1,844	0.71
Seadrill Ltd.	38,655	1,530	0.59
Chevron Corp.	11,750	1,353	0.52
Royal Dutch Shell PLC, Class A (ADR)	17,900	1,262	0.49
BG Group PLC	61,400	1,091	0.42
Fugro NV	15,934	966	0.37
Kinder Morgan, Inc.	24,000	899	0.35
Dril-quip, Inc.[1]	9,600	778	0.30
China Shenhua Energy Co. Ltd., Class H	132,500	571	0.22
Cobalt International Energy, Inc.[1]	18,600	450	0.17
_______________________
		22,288	8.58
_______________________
Materials - 7.76%
Monsanto Co.	30,800	3,122	1.20
Air Liquide SA	18,905	2,416	0.93
Rio Tinto PLC	33,700	1,903	0.73
Linde AG	7,733	1,411	0.54
Air Products & Chemicals, Inc.	15,600	1,364	0.53
The Mosaic Co.	21,300	1,305	0.50
BHP Billiton Ltd.	30,194	1,180	0.46
Newcrest Mining Ltd.	44,294	1,081	0.42
Ecolab, Inc.	14,200	1,028	0.40
Barrick Gold Corp.	32,200	1,025	0.40
Syngenta AG	2,246	970	0.37
Allegheny Technologies, Inc.	28,900	915	0.35
Inmet Mining Corp.	11,100	801	0.31
Koninklijke DSM NV	11,600	711	0.27
The Dow Chemical Co.	15,400	496	0.19
Nucor Corp.	9,200	423	0.16
_______________________
		20,151	7.76
_______________________
Consumer Staples - 7.29%
Pernod-Ricard SA	23,333	2,921	1.13
Nestle SA	40,755	2,862	1.10
Diageo PLC	84,600	2,519	0.97
Beam, Inc.	31,900	1,957	0.75
Ajinomoto Co., Inc.	114,000	1,547	0.60
Danone SA	21,092	1,462	0.56
Coca-Cola Amatil Ltd.	100,828	1,455	0.56
Philip Morris International, Inc.	13,800	1,217	0.47
Imperial Tobacco Group PLC	28,884	1,074	0.41
L'Oreal SA	5,595	831	0.32
Reckitt Benckiser Group PLC	8,300	553	0.21
Nestle SA (ADR)	7,600	534	0.21
_______________________
		18,932	7.29
_______________________
Telecommunication Services - 2.05%
Softbank Corp.	74,100	2,642	1.02
Singapore Telecommunications Ltd.	469,000	1,326	0.51
Oi SA (ADR)	119,429	497	0.19
Swisscom AG	1,018	451	0.17
Telus Corp.	6,000	404	0.16
_______________________
		5,320	2.05
_______________________
Utilities - 1.23%
National Grid PLC	148,100	1,624	0.63
Hong Kong & China Gas Co. Ltd.	548,780	1,561	0.60
_______________________
		3,185	1.23
_______________________
Total Common Stocks (cost: $211,969,334)		246,758	95.05
_______________________

	Principal amount (000)	Market value (000)	Percent of net assets
Short-term securities - 4.62%
American Honda Financial Corp., 0.12%, 02/19/13[2]	$3,000	3,000	1.16
Chariot Funding LLC, 0.16%, 03/04/13[2]	3,200	3,199	1.23
Federal Home Loan Bank, 0.075%, 02/20/13[2]	500	500	0.19
GlaxoSmithKline Financial PLC, 0.16%, 02/07/13[2]	1,200	1,200	0.46
NetJets, Inc., 0.08%, 02/07/13[2]	2,100	2,100	0.81
Old Line Funding LLC, 0.19%, 04/18/13[2]	2,000	2,000	0.77
_______________________
Total Short-term securities (cost: $11,998,497)		11,999	4.62
_______________________
Total investment securities (cost: $223,967,831)		258,757	99.67
Other assets less liabilities		847	0.33
_______________________
Net assets		$259,604	100.00%

1	Non-income producing security.
2	Zero coupon bond; interest rate represents current yield to maturity.

ADR	- American Depositary Receipts
GDR	- Global Depositary Receipts

Capital Non-U.S. Equity Fund

Schedule of Investments

at January 31, 2013 (unaudited)

	Shares	Market value (000)	Percent of net assets
Common Stocks - 91.35%
Financials - 15.89%
HSBC Holdings PLC	966,617	$10,987	2.61%
AIA Group Ltd.	2,519,600	10,023	2.38
Sampo OYJ, Class A	210,388	7,556	1.79
DBS Group Holdings Ltd.	567,286	6,857	1.63
Standard Chartered PLC	240,883	6,409	1.52
ICICI Bank Ltd. (ADR)	87,800	4,021	0.95
Bank of China Ltd., Class H	7,580,000	3,743	0.89
BNP Paribas	57,661	3,618	0.86
Svenska Handelsbanken AB, A Shares	81,882	3,349	0.79
Swire Properties Ltd.	876,200	3,203	0.76
Sumitomo Mitsui Financial Group, Inc.	60,900	2,444	0.58
Australia & New Zealand Banking Group Ltd.	80,341	2,227	0.53
Barclays PLC	323,700	1,545	0.37
Banco Bradesco SA (ADR)	53,800	989	0.23
_______________________
		66,971	15.89
_______________________
Consumer Staples - 12.12%
Pernod-Ricard SA	81,641	10,221	2.43
Nestle SA	125,084	8,783	2.08
Diageo PLC	227,800	6,781	1.61
Danone SA	73,937	5,124	1.22
L'Oreal SA	32,074	4,764	1.13
Coca-Cola Amatil Ltd.	295,248	4,261	1.01
Ajinomoto Co., Inc.	285,000	3,868	0.92
Imperial Tobacco Group PLC	82,730	3,077	0.73
Reckitt Benckiser Group PLC	26,700	1,779	0.42
Unilever PLC	43,600	1,775	0.42
Nestle SA (ADR)	8,700	612	0.15
_______________________
		51,045	12.12
_______________________
Information Technology - 11.92%
Keyence Corp.	30,200	8,379	1.99
Hitachi Ltd.	1,200,000	7,112	1.69
Murata Manufacturing Co. Ltd.	103,900	6,397	1.52
Samsung Electronics Co. Ltd. (GDR)	16,213	6,321	1.50
ASML Holding NV	84,109	6,315	1.50
Hamamatsu Photonics K.K.	137,000	5,236	1.24
Gemalto NV	44,506	3,963	0.94
SAP AG	36,905	3,024	0.72
Trend Micro, Inc.[1]	91,800	2,681	0.63
Premier Farnell PLC	242,500	816	0.19
_______________________
		50,244	11.92
_______________________
Industrials - 11.31%
Assa Abloy AB, Class B	275,365	10,308	2.45
Schneider Electric SA	100,952	7,690	1.83
SMC Corp.	39,000	6,747	1.60
FANUC Corp.	42,800	6,670	1.58
Andritz AG	74,994	4,938	1.17
Cae, Inc.	422,400	4,561	1.08
JGC Corp.	111,000	3,143	0.75
FirstGroup PLC	472,000	1,452	0.35
Marubeni Corp.	191,000	1,401	0.33
Mitsubishi Corp.	34,500	727	0.17
_______________________
		47,637	11.31
_______________________
Consumer Discretionary - 10.22%
Compagnie Financiere Richemont SA, Class A	120,184	9,885	2.35
SES SA	247,708	7,583	1.80
Bayerische Motoren Werke AG	52,565	5,292	1.26
Hennes & Mauritz AB, Class B	122,421	4,510	1.07
LVMH Moet Hennessy Louis Vuitton SA	23,022	4,340	1.03
Inditex SA	23,510	3,294	0.78
Carnival PLC	58,100	2,360	0.56
Wolters Kluwer NV	99,434	2,016	0.48
Denso Corp.	53,400	1,997	0.47
Whitbread PLC	43,300	1,765	0.42
_______________________
		43,042	10.22
_______________________
Materials - 8.91%
Syngenta AG	22,099	9,541	2.26
Rio Tinto PLC	85,300	4,816	1.14
Air Liquide SA	37,550	4,800	1.14
Koninklijke DSM NV	69,732	4,275	1.02
Linde AG	21,286	3,884	0.92
Inmet Mining Corp.	50,500	3,646	0.87
BHP Billiton Ltd.	88,004	3,440	0.82
Newcrest Mining Ltd.	72,405	1,767	0.42
Barrick Gold Corp.	42,900	1,366	0.32
_______________________
		37,535	8.91
_______________________
Health Care - 8.13%
Roche Holding AG	31,594	6,992	1.66
Bayer AG	65,579	6,472	1.53
Novartis AG	92,759	6,319	1.50
Novo Nordisk A/S, Class B	34,054	6,266	1.49
Essilor International SA	44,293	4,516	1.07
Sysmex Corp.	75,800	3,618	0.86
Novartis AG (ADR)	1,300	88	0.02
_______________________
		34,271	8.13
_______________________
Energy - 6.97%
Seadrill Ltd.	179,120	7,092	1.68
Fugro NV	103,774	6,289	1.49
Cenovus Energy, Inc.	150,300	4,990	1.19
BG Group PLC	261,400	4,643	1.10
China Shenhua Energy Co. Ltd., Class H	737,500	3,181	0.76
Royal Dutch Shell PLC, Class A (ADR)	45,000	3,173	0.75
_______________________
		29,368	6.97
_______________________

Telecommunication Services - 3.35%
Softbank Corp.	202,600	$7,223	1.72%
Swisscom AG	4,364	1,935	0.46
Singapore Telecommunications Ltd.	802,000	2,268	0.53
Telus Corp.	24,000	1,615	0.38
Oi SA (ADR)	262,200	1,086	0.26
_______________________
		14,127	3.35
_______________________
Utilities - 2.53%
Hong Kong & China Gas Co. Ltd.	2,146,693	6,104	1.45
National Grid PLC	413,800	4,538	1.08
_______________________
		10,642	2.53
_______________________
Total Common Stocks (cost: $348,256,436)		384,882	91.35
_______________________

	Principal amount (000)	Market value (000)	Percent of net assets
Short-term securities - 8.11%
Federal Home Loan Mortgage Corp.:[2]
0.07%, 04/04/13	$4,200	4,200	1.00
0.10%, 06/25/13	1,300	1,300	0.31
General Electric Co., 0.111%, 02/01/13[2]	4,400	4,400	1.04
Jupiter Securitization Co. LLC, 0.19%, 02/25/13[2]	2,000	2,000	0.48
NetJets, Inc., 0.08%, 02/07/13[2]	4,100	4,100	0.97
Private Export Funding, 0.26%, 06/18/13[2]	4,500	4,495	1.07
University of California, 0.15%, 05/07/13[2]	8,273	8,269	1.96
Variable Funding Capital Corp., 0.14%, 02/26/13[2]	5,400	5,399	1.28
_______________________
Total Short-term securities (cost: $34,163,414)		34,163	8.11
_______________________
Total investment securities (cost: $382,419,850)		419,045	99.46
Other assets less liabilities		2,272	0.54
_______________________
Net assets		$421,317	100.00%

1	Non-income producing security.
2	Zero coupon bond; interest rate represents current yield to maturity.

ADR	- American Depositary Receipts
GDR	- Global Depositary Receipts

Capital U.S. Equity Fund

Schedule of Investments

at January 31, 2013 (unaudited)

	Shares	Market value (000)	Percent of net assets
Common Stocks - 94.54%
Consumer Discretionary - 16.62%
Comcast Corp., Class A	79,400	$3,024	2.48%
The Home Depot, Inc.	37,100	2,483	2.04
Newell Rubbermaid, Inc.	87,400	2,052	1.68
Carnival Corp.	48,100	1,862	1.53
Tiffany & Co.	26,500	1,742	1.43
Stanley Black & Decker, Inc.	20,900	1,606	1.32
Target Corp.	24,100	1,456	1.20
Darden Restaurants, Inc.	25,600	1,190	0.98
Coach, Inc.	19,600	1,000	0.82
Scripps Networks Interactive, Inc., Class A	15,500	957	0.79
Signet Jewelers Ltd.	14,100	882	0.72
NIKE, Inc., Class B	12,800	692	0.57
The Walt Disney Co.	10,800	582	0.48
Starbucks Corp.	7,800	438	0.36
Time Warner Cable, Inc.	3,000	268	0.22
_______________________
		20,234	16.62
_______________________
Industrials - 13.85%
Eaton Corp. PLC	38,100	2,170	1.78
United Technologies Corp.	23,900	2,093	1.72
Danaher Corp.	32,050	1,921	1.58
Norfolk Southern Corp.	26,200	1,804	1.48
Nielsen Holdings NV1	55,000	1,788	1.47
Iron Mountain, Inc.	51,439	1,760	1.44
Caterpillar, Inc.	14,300	1,407	1.15
General Electric Co.	43,500	969	0.80
Union Pacific Corp.	4,800	631	0.52
Emerson Electric Co.	10,500	601	0.49
Republic Services, Inc.	17,900	571	0.47
Cae, Inc.	46,000	496	0.41
The Boeing Co.	5,700	421	0.35
IDEX Corp.	4,600	229	0.19
_______________________
		16,861	13.85
_______________________
Information Technology - 13.79%
International Business Machines Corp.	11,050	2,244	1.84
Google, Inc., Class A1	2,625	1,984	1.63
Jack Henry & Associates, Inc.	45,700	1,896	1.56
Broadcom Corp., Class A1	46,400	1,506	1.24
Apple, Inc.	3,290	1,498	1.23
QUALCOMM, Inc.	22,400	1,479	1.21
Jabil Circuit, Inc.	62,900	1,189	0.98
Oracle Corp.	32,200	1,143	0.94
Microsoft Corp.	41,100	1,129	0.93
Accenture PLC, Class A	11,925	857	0.70
Visa, Inc., Class A	4,400	695	0.57
Genpact Ltd.	35,500	595	0.49
TE Connectivity Ltd.	14,700	571	0.47
_______________________
		16,786	13.79
_______________________

Health Care - 13.51%
Gilead Sciences, Inc.[1]	79,200	3,124	2.57
Bristol-Myers Squibb Co.	78,600	2,841	2.33
Express Scripts Holding Co.[1]	41,500	2,217	1.82
Allergan, Inc.	17,700	1,859	1.53
Seattle Genetics, Inc.[1]	54,500	1,605	1.32
Cerner Corp.[1]	18,100	1,494	1.23
Centene Corp.[1]	21,600	932	0.77
Novo Nordisk A/S (ADR)	3,700	682	0.56
UnitedHealth Group, Inc.	11,800	652	0.54
Pfizer, Inc.	21,600	589	0.48
Agilent Technologies, Inc.	6,600	296	0.24
Ironwood Pharmaceuticals, Inc.[1]	11,700	150	0.12
_______________________
		16,441	13.51
_______________________
Energy - 13.47%
Schlumberger Ltd.	32,700	2,552	2.10
Cenovus Energy, Inc.	62,100	2,064	1.70
Halliburton Co.	48,600	1,977	1.62
Royal Dutch Shell PLC, Class A (ADR)	22,700	1,601	1.31
Chevron Corp.	13,600	1,566	1.29
Noble Energy, Inc.	14,100	1,520	1.25
Ensco PLC, Class A	18,700	1,189	0.98
EOG Resources, Inc.	9,400	1,175	0.96
Dril-quip, Inc.[1]	10,300	835	0.69
Kinder Morgan, Inc.	21,000	787	0.65
Cobalt International Energy, Inc.[1]	23,400	566	0.46
Conocophillips	9,700	563	0.46
_______________________
		16,395	13.47
_______________________
Financials - 11.52%
The Goldman Sachs Group, Inc.	14,300	2,114	1.74
BB&T Corp.	62,200	1,884	1.55
CME Group, Inc.	30,950	1,790	1.47
JPMorgan Chase & Co.	38,000	1,788	1.47
American Tower Corp.	23,000	1,752	1.44
Marsh & McLennan Cos., Inc.	37,500	1,331	1.09
BlackRock, Inc.	4,950	1,170	0.96
Ace Ltd.	11,700	998	0.82
Aflac, Inc.	11,900	631	0.52
Aon PLC	5,600	323	0.27
The Progressive Corp.	10,500	236	0.19
_______________________
		14,017	11.52
_______________________
Materials - 7.49%
Monsanto Co.	25,600	2,594	2.13
Air Products & Chemicals, Inc.	18,925	1,655	1.36
The Mosaic Co.	19,700	1,207	0.99
Allegheny Technologies, Inc.	28,900	915	0.75
Ecolab, Inc.	12,200	883	0.72
Nucor Corp.	13,700	630	0.52
Barrick Gold Corp.	18,500	590	0.48
The Dow Chemical Co.	13,100	422	0.35
Rio Tinto PLC (ADR)	4,000	226	0.19
_______________________
		9,122	7.49
_______________________
Consumer Staples - 3.74%
Beam, Inc.	24,200	1,484	1.22
Nestle SA (ADR)	18,900	1,329	1.09
Philip Morris International, Inc.	12,800	1,129	0.93
PepsiCo, Inc.	4,300	313	0.26
Diageo PLC (ADR)	2,500	298	0.24
_______________________
		4,553	3.74
_______________________
Utilities - 0.55%
National Grid PLC (ADR)	12,200	670	0.55
_______________________
		670	0.55
_______________________
Total Common Stocks (cost: $97,624,010)		115,079	94.54
_______________________

	Principal amount (000)	Market value (000)	Percent of net assets
Short-term securities - 5.50%
Federal Home Loan Mortgage Corp., 0.07%, 04/04/13[2]	$4,200	4,200	3.45
General Electric Co., 0.111%, 02/01/13[2]	700	700	0.57
Variable Funding Capital Corp., 0.16%, 04/25/13[2]	1,800	1,799	1.48
_______________________
Total Short-term securities (cost: $6,698,830)		6,699	5.50
_______________________
Total investment securities (cost: $104,322,840)		121,778	100.04
Other assets less liabilities		(53)	(0.04)
_______________________
Net assets		$121,725	100.00%

1	Non-income producing security.
2	Zero coupon bond; interest rate represents current yield to maturity.

ADR	- American Depositary Receipts

Valuation disclosures

Capital Guardian Trust Company “CGTC”, the fund’s investment adviser, values the Funds’ investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each Fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the funds as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the valuation date.

Methods and inputs – The Funds’ investment adviser uses the following methods and inputs to establish the fair value of their assets and liabilities.  Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the Funds are authorized to invest. However, these classifications are not exclusive and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed obligations; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

When the investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. Some securities may be valued based on their effective maturity or average life, which may be shorter than the stated maturity.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under fair value guidelines adopted by authority of the Funds’ Board of Trustees as further described below. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission (“SEC”) rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure – The Funds’ Board of Trustees has delegated authority to the Funds’ investment adviser to make fair value determinations, subject to board oversight.  The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair value process, and to make fair value decisions.  The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams.  The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues.  The Fair Valuation Committee reports any changes to the fair valuation guidelines to the Board of Trustees with supplemental information to support the changes.  The Funds’ board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors.  This group regularly reviews pricing vendor information and market data.  Pricing decisions, processes, and controls over security valuation are also subject to internal reviews including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications – The Funds’ investment adviser classifies the Funds’ assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading.  Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determinations of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the Funds’ valuation levels as of January 31, 2013 (dollars in thousands):

Investment Securities	Level 1	Level 2	Level 3	Total

Capital Core Municipal Fund
Long-term investments
Bonds & notes	$–	$284,338	$–	$284,338
Short-term investments	–	18,215	–	18,215
Total Investments	$–	$302,553	$–	$302,553

Capital Short-Term Municipal Fund
Long-term investments
Bonds & notes	$–	$116,062	$–	$116,062
Short-term investments	–	3,300	–	3,300
Total Investments	$–	$119,362	$–	$119,362

	Level 1	Level 2	Level 3	Total
Capital California Core Municipal Fund
Long-term investments
Bonds & notes	$–	$212,042	$–	$212,042
Short-term investments	–	24,640	–	24,640
Total Investments	$–	$236,682	$–	$236,682

Capital California Short-Term Municipal Fund
Long-term investments
Bonds & notes	$–	$87,961	$–	$87,961
Short-term investments	–	24,608	–	24,608
Total Investments	$–	$112,569	$–	$112,569
Capital Core Bond Fund
Bonds, notes and other debt investments:
U.S. government & government agency bonds & notes	$–	$141,227	$–	$141,227
Mortgage-backed obligations	–	70,477	–	70,477
Corporate bonds & notes	–	70,197	–	70,197
Municipals	–	3,486	–	3,486
Government agency bonds & notes outside the U.S.	–	166	–	166
Asset-backed obligations	–	1,561	–	1,561
Short-term investments	–	33,096	–	33,096
Total investments	$–	$320,210	$–	$320,210

Capital Global Equity Fund
Common Stocks[1]	$246,758	$–	$–	$246,758
Short-term investments	–	11,999	–	11,999
Total Investments	$246,758	$11,999	$–	$258,757
		–
Capital Non-U.S. Equity Fund
Common Stocks[1]	$384,882	$–	$–	$384,882
Short-term investments	–	34,163	–	34,163
Total Investments	$384,882	$34,163	$–	$419,045

Capital U.S. Equity Fund
Common Stocks[1]	$115,079	$–	$–	$115,079
Short-term investments	–	6,699	–	6,699
Total Investments	$115,079	$6,699	$–	$121,778

1 The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.

For federal income tax purposes, the tax cost of investments and the components of net unrealized appreciation (depreciation) of investments at January 31, 2013 were as follows (dollars in thousands):

	Tax cost of investments	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation
Capital Core Municipal Fund	$ 289,452	$ 13,170	$ (69)	$ 13,101
Capital Short-Term Municipal Fund	116,528	2,854	(20)	2,834
Capital California Core Municipal Fund	228,205	8,643	(166)	8,477
Capital California Short-Term Municipal Fund	110,759	1,848	(38)	1,810
Capital Core Bond Fund	312,438	8,204	(432)	7,772
Capital Global Equity Fund	223,968	36,086	(1,297)	34,789
Capital Non-U.S. Equity Fund	382,420	39,194	(2,569)	36,625
Capital U.S. Equity Fund	104,323	18,460	(1,005)	17,455

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider the investment objectives, risks, charges and expenses of the Capital Private Client Services Funds. This and other important information is contained in the funds’ prospectus, which can be obtained from your Capital Group Private Client Services representative and should be read carefully before investing.

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CAPITAL PRIVATE CLIENT SERVICES FUNDS

By /s/ John B. Emerson
John B. Emerson, President and Principal Executive Officer

Date: March 28, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ John B. Emerson
John B. Emerson, President and Principal Executive Officer

Date: March 28, 2013

By /s/ Kevin M. Saks
Kevin M. Saks, Treasurer and Principal Financial Officer

Date: March 28, 2013